First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 89.0%
	Australia – 21.5%
18,295	AGL Energy Ltd.	$282,800
76,665	Atlas Arteria Ltd.	393,028
416,755	Beach Energy Ltd.	609,589
10,301	BHP Group Ltd.	281,524
42,020	BlueScope Steel Ltd.	416,216
49,094	Brambles Ltd.	409,944
17,366	CIMIC Group Ltd.	595,081
8,942	Computershare Ltd.	108,445
1,774	CSL Ltd.	245,552
113,035	Downer EDI Ltd.	616,401
91,005	Fortescue Metals Group Ltd.	459,435
44,818	Incitec Pivot Ltd.	99,288
12,883	Magellan Financial Group Ltd.	333,246
85,961	Northern Star Resources Ltd.	546,278
48,122	QBE Insurance Group Ltd.	420,621
98,276	Santos Ltd.	476,603
39,410	Seven Group Holdings Ltd.	492,502
136,508	South32 Ltd.	361,540
34,355	Washington H Soul Pattinson & Co., Ltd.	641,800
65,577	Whitehaven Coal Ltd.	188,580
26,193	WorleyParsons Ltd.	263,352
		8,241,825
	Bermuda – 5.8%
97,500	Hongkong Land Holdings Ltd.	693,225
151,902	Kerry Properties Ltd.	678,242
597,353	Nine Dragons Paper Holdings Ltd.	569,201
131,009	NWS Holdings Ltd.	286,386
		2,227,054
	Cayman Islands – 7.8%
85,995	CK Asset Holdings Ltd.	764,648
11,179	CK Hutchison Holdings Ltd.	117,416
226,923	Jiayuan International Group Ltd.	119,966
198,584	Kingboard Holdings Ltd.	704,535
417,274	Lee & Man Paper Manufacturing Ltd.	355,615
246,811	NagaCorp Ltd.	345,223
59,516	Wharf Real Estate Investment Co., Ltd.	443,151
101,415	Xinyi Glass Holdings Ltd.	116,273
		2,966,827
	Hong Kong – 19.2%
14,448	AIA Group Ltd.	143,837
22,115	CLP Holdings Ltd.	256,367
146,019	Hang Lung Group Ltd.	468,752
131,604	Hang Lung Properties Ltd.	321,216
4,700	Hang Seng Bank Ltd.	115,974
102,421	Henderson Land Development Co., Ltd.	651,062
76,923	Hysan Development Co., Ltd.	412,055
378,294	New World Development Co., Ltd.	627,442
Shares	Description	Value

	Hong Kong (Continued)
301,923	Sino Land Co., Ltd.	$583,850
99,226	Sun Art Retail Group Ltd.	96,699
35,265	Sun Hung Kai Properties Ltd.	605,124
59,057	Swire Pacific Ltd., Class A	759,846
80,706	Techtronic Industries Co., Ltd.	542,327
151,923	Vitasoy International Holdings Ltd.	735,428
189,973	Wharf Holdings (The) Ltd.	573,553
64,570	Wheelock & Co., Ltd.	472,968
		7,366,500
	New Zealand – 1.2%
55,622	Ryman Healthcare Ltd.	464,013
	Singapore – 3.4%
171,100	Sembcorp Industries Ltd.	321,937
18,100	Singapore Airlines Ltd.	129,014
54,500	Singapore Telecommunications Ltd.	121,446
76,800	UOL Group Ltd.	393,846
284,500	Yangzijiang Shipbuilding Holdings Ltd.	314,887
		1,281,130
	South Korea – 30.1%
1,286	CJ CheilJedang Corp.	365,940
1,060	CJ Corp.	116,263
140	CJ Corp. (Preference Shares) (b) (c)	4,563
1,967	DB Insurance Co., Ltd.	119,049
3,544	Doosan Bobcat, Inc.	96,476
1,379	E-MART, Inc.	208,958
13,686	GS Engineering & Construction Corp.	513,632
7,795	GS Holdings Corp.	362,590
5,716	Hankook Tire Co., Ltd.	188,586
2,383	HLB, Inc. (c)	167,950
2,640	Hotel Shilla Co., Ltd.	221,880
8,483	Hyundai Engineering & Construction Co., Ltd.	399,077
353	Hyundai Heavy Industries Holdings Co., Ltd.	103,558
3,411	Hyundai Marine & Fire Insurance Co., Ltd.	113,890
1,105	Hyundai Motor Co.	116,331
7,601	Hyundai Steel Co.	300,665
9,386	Industrial Bank of Korea	116,178
16,315	Kia Motors Corp.	508,092
4,877	Korea Electric Power Corp. (c)	128,466
9,433	Korea Gas Corp.	374,794
9,859	LG Corp.	673,132
7,496	LG Display Co., Ltd. (c)	128,775
4,032	LG Electronics, Inc.	266,763
39,116	LG Uplus Corp.	532,413
2,575	Lotte Chemical Corp.	659,006
324	NCSoft Corp.	141,577

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
390	Neoplux Co., Ltd. (c)	$1,680
1,458	POSCO	324,971
9,805	POSCO Chemical Co., Ltd.	520,008
1,073	Samsung Biologics Co., Ltd. (c) (d)	302,021
3,091	Samsung Electro-Mechanics Co., Ltd.	284,565
9,246	Samsung Electronics Co., Ltd.	363,698
14,834	Samsung Engineering Co., Ltd. (c)	210,402
2,770	Samsung SDI Co., Ltd.	523,447
499	SK Holdings Co., Ltd.	118,914
9,793	SK Hynix, Inc.	640,156
2,661	SK Innovation Co., Ltd.	420,800
2,030	SK Telecom Co., Ltd.	449,780
5,225	S-Oil Corp.	412,439
		11,501,485
	Total Common Stocks	34,048,834
	(Cost $33,109,755)
REAL ESTATE INVESTMENT TRUSTS (a) – 10.4%
	Australia – 5.5%
67,566	Dexus	611,204
102,708	GPT (The) Group	452,882
148,026	Mirvac Group	289,041
179,720	Scentre Group	524,478
136,160	Vicinity Centres	251,369
		2,128,974
	Hong Kong – 4.1%
920,954	Champion REIT	797,774
65,336	Link REIT	764,061
		1,561,835
	Singapore – 0.8%
219,100	Mapletree Commercial Trust	305,552
	Total Real Estate Investment Trusts	3,996,361
	(Cost $3,432,804)
	Total Investments – 99.4%	38,045,195
	(Cost $36,542,559) (e)
	Net Other Assets and Liabilities – 0.6%	228,472
	Net Assets – 100.0%	$38,273,667

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At March 31, 2019, securities noted as such are valued at $4,563 or 0.0% of net assets.
(c)	Non-income producing security.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,470,065 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,967,429. The net unrealized appreciation was $1,502,636.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
South Korea	$ 11,501,485	$ 11,496,922	$ 4,563	$ —
Other Country Categories*	22,547,349	22,547,349	—	—
Real Estate Investment Trusts*	3,996,361	3,996,361	—	—
Total Investments	$ 38,045,195	$ 38,040,632	$ 4,563	$—

*	See Portfolio of Investments for country breakout.

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Sector Allocation	% of Total Long-Term Investments
Real Estate	33.0%
Industrials	15.5
Materials	12.9
Energy	8.9
Information Technology	7.2
Consumer Discretionary	6.5
Consumer Staples	3.7
Financials	3.6
Communication Services	3.3
Utilities	2.7
Health Care	2.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
HKD	35.3%
KRW	30.2
AUD	27.3
SGD	4.2
USD	1.8
NZD	1.2
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
HKD	Hong Kong Dollar
KRW	South Korean Won
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	United States Dollar

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 94.7%
	Austria – 1.1%
40,446	OMV AG	$2,194,561
78,921	Raiffeisen Bank International AG	1,771,478
99,350	voestalpine AG	3,016,840
		6,982,879
	Belgium – 1.1%
95,102	Proximus S.A.D.P.	2,742,760
17,090	Sofina S.A.	3,324,200
12,643	UCB S.A.	1,085,796
		7,152,756
	Bermuda – 0.2%
52,988	Hiscox Ltd.	1,076,622
	Denmark – 3.0%
1,620	AP Moller - Maersk A.S., Class B	2,054,879
49,985	DSV A.S.	4,133,747
69,970	GN Store Nord A.S.	3,248,600
16,727	Orsted A.S. (b)	1,267,707
10,616	Rockwool International A.S., Class B	2,486,754
27,592	Royal Unibrew A.S.	2,035,591
39,375	SimCorp A.S.	3,801,190
		19,028,468
	Finland – 1.7%
90,652	Fortum OYJ (c)	1,853,788
68,722	Neste OYJ	7,323,446
57,906	UPM-Kymmene OYJ	1,688,858
		10,866,092
	France – 9.9%
110,652	Accor S.A.	4,482,113
11,048	Alten S.A.	1,182,301
18,342	Arkema S.A.	1,746,006
26,284	Bouygues S.A.	939,068
27,017	Casino Guichard Perrachon S.A. (c)	1,171,339
79,038	Cie de Saint-Gobain	2,864,633
38,023	Cie Generale des Etablissements Michelin SCA	4,495,552
29,810	Edenred	1,356,635
77,271	Engie S.A.	1,151,094
43,268	Eurazeo SE	3,251,904
18,878	Faurecia S.A.	793,691
8,699	Iliad S.A.	873,350
15,389	Imerys S.A.	767,150
13,518	Ipsen S.A.	1,853,018
6,425	LVMH Moet Hennessy Louis Vuitton SE	2,363,255
71,249	Orange S.A.	1,158,892
210,635	Peugeot S.A.	5,136,723
65,681	Renault S.A.	4,340,351
32,429	Safran S.A.	4,447,116
16,515	Sartorius Stedim Biotech	2,091,552
Shares	Description	Value

	France (Continued)
97,859	SCOR SE	$4,166,996
26,471	Societe Generale S.A.	765,359
6,021	Teleperformance	1,082,000
23,996	Thales S.A.	2,873,445
70,100	TOTAL S.A.	3,893,989
10,475	Ubisoft Entertainment S.A. (d)	932,506
52,330	Valeo S.A.	1,517,426
		61,697,464
	Germany – 14.7%
70,066	1&1 Drillisch AG	2,494,654
25,567	BASF SE	1,879,386
38,372	Bayer AG	2,479,322
50,373	Bayerische Motoren Werke AG	3,884,781
55,951	Bechtle AG	5,181,088
55,225	Brenntag AG	2,843,443
13,499	Carl Zeiss Meditec AG	1,127,359
26,105	Continental AG	3,929,817
70,039	Covestro AG (b)	3,851,317
72,023	Daimler AG	4,221,371
231,241	Deutsche Lufthansa AG	5,075,055
71,052	Deutsche Wohnen SE	3,445,543
32,164	Hannover Rueck SE	4,618,236
29,075	HeidelbergCement AG	2,092,571
40,740	Hella GmbH & Co., KGaA	1,791,444
38,282	LEG Immobilien AG	4,700,093
5,042	MTU Aero Engines AG	1,141,353
31,066	Nemetschek SE	5,296,939
84,364	Porsche Automobil Holding SE (Preference Shares)	5,293,900
7,001	Sartorius AG (Preference Shares)	1,200,781
266,650	Schaeffler AG (Preference Shares)	2,167,983
9,279	Siltronic AG	818,542
45,645	Sixt SE	4,764,372
190,947	TAG Immobilien AG	4,712,285
48,029	United Internet AG	1,752,604
25,822	Volkswagen AG (Preference Shares)	4,064,485
69,767	Vonovia SE	3,617,229
26,206	Wirecard AG	3,283,598
		91,729,551
	Ireland – 0.2%
74,589	Ryanair Holdings PLC (d)	976,013
	Italy – 5.0%
654,588	A2A S.p.A.	1,194,313
102,256	Amplifon S.p.A.	1,990,143
273,661	Buzzi Unicem S.p.A	5,597,766
221,806	Enel S.p.A.	1,419,217
180,312	Eni S.p.A.	3,186,482
169,970	FinecoBank Banca Fineco S.p.A.	2,235,534
737,460	Saipem S.p.A. (d)	3,900,464
307,016	Societa Iniziative Autostradali e Servizi S.p.A.	5,317,462

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Italy (Continued)
7,484,571	Telecom Italia S.p.A. (d)	$4,654,641
150,974	UniCredit S.p.A.	1,935,390
		31,431,412
	Jersey – 2.7%
1,488,700	boohoo Group PLC (d)	3,664,629
44,235	Experian PLC	1,197,792
788,332	Glencore PLC	3,264,593
567,471	Polymetal International PLC	6,388,803
232,537	WPP PLC	2,455,652
		16,971,469
	Luxembourg – 2.2%
99,125	APERAM S.A.	2,823,202
182,574	ArcelorMittal	3,698,321
219,222	Grand City Properties S.A.	5,287,114
153,756	Subsea 7 S.A.	1,902,129
		13,710,766
	Netherlands – 4.2%
525,380	Aegon N.V.	2,524,754
71,499	ASR Nederland N.V.	2,975,569
16,924	EXOR N.V.	1,099,202
72,975	IMCD N.V.	5,554,181
99,099	Koninklijke Ahold Delhaize N.V.	2,637,373
21,453	Koninklijke DSM N.V.	2,338,146
101,861	NN Group N.V.	4,231,143
177,735	OCI N.V. (d)	4,884,669
		26,245,037
	Norway – 6.0%
37,830	Aker ASA, Class A	2,886,062
133,992	Aker BP ASA	4,769,366
201,660	Equinor ASA	4,430,476
278,716	Leroy Seafood Group ASA	2,021,632
757,767	Norsk Hydro ASA	3,070,621
68,361	Salmar ASA	3,279,762
60,574	Schibsted ASA, Class A	2,378,026
381,956	Storebrand ASA	2,973,296
83,717	TGS NOPEC Geophysical Co., ASA	2,283,910
182,387	Tomra Systems ASA	5,434,635
92,631	Yara International ASA	3,789,033
		37,316,819
	Portugal – 0.3%
1,811,371	Banco Espirito Santo S.A. (d) (e) (f) (g)	0
114,522	Galp Energia SGPS S.A.	1,834,481
		1,834,481
	Spain – 3.5%
62,684	Acciona S.A. (c)	6,982,357
79,434	Acerinox S.A.	787,154
80,039	ACS Actividades de Construccion y Servicios S.A.	3,515,931
Shares	Description	Value

	Spain (Continued)
12,229	Amadeus IT Group S.A.	$979,457
36,300	CIE Automotive S.A.	976,454
660,126	International Consolidated Airlines Group S.A.	4,402,079
228,048	Repsol S.A.	3,903,704
		21,547,136
	Sweden – 10.6%
262,459	AAK AB	3,914,880
83,888	Alfa Laval AB	1,925,473
203,885	Boliden AB	5,802,542
190,606	Castellum AB	3,697,395
84,553	Elekta AB, Class B	1,051,308
410,450	Fabege AB	5,959,875
163,967	Fastighets AB Balder, Class B (d)	5,255,522
373,837	Hufvudstaden AB, Class A	6,485,744
187,822	Kinnevik AB, Class B	4,864,588
126,834	Lifco AB, Class B	5,170,327
148,566	Lundin Petroleum AB	5,030,340
379,664	Nibe Industrier AB, Class B	4,861,519
48,980	Saab AB, Class B	1,569,396
678,728	SSAB AB, Class A	2,440,480
194,396	Swedish Orphan Biovitrum AB (d)	4,560,224
256,303	Telefonaktiebolaget LM Ericsson, Class B	2,354,813
64,344	Volvo AB, Class B	996,584
		65,941,010
	Switzerland – 4.0%
17,852	BKW AG	1,217,325
86,946	Clariant AG	1,827,547
25,314	Logitech International S.A.	992,222
16,571	Lonza Group AG	5,138,965
23,294	Panalpina Welttransport Holding AG	3,878,629
9,079	Schindler Holding AG	1,881,904
7,772	Sika AG	1,085,699
11,368	Sonova Holding AG	2,249,055
49,985	Sunrise Communications Group AG (b)	3,679,539
20,921	Temenos AG	3,084,311
		25,035,196
	United Kingdom – 24.3%
463,043	3i Group PLC	5,939,234
202,353	Anglo American PLC	5,412,095
107,298	Ashtead Group PLC	2,588,874
361,672	Babcock International Group PLC	2,324,679
634,686	Barratt Developments PLC	4,953,267
144,596	Bellway PLC	5,734,620
118,462	Berkeley Group Holdings PLC	5,691,789
739,549	BP PLC	5,379,615
121,584	British American Tobacco PLC	5,057,925

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom (Continued)
386,878	BT Group PLC	$1,123,421
72,243	Bunzl PLC	2,382,432
18,299	Carnival PLC	897,332
2,239,743	Cobham PLC (d)	3,217,620
66,336	easyJet PLC	965,512
769,178	Evraz PLC	6,215,265
72,476	Fevertree Drinks PLC	2,849,826
60,320	Halma PLC	1,313,586
116,999	Hargreaves Lansdown PLC	2,839,701
1,709,082	Hays PLC	3,338,991
141,345	Hikma Pharmaceuticals PLC	3,298,058
255,112	HomeServe PLC	3,405,774
1,354,309	J Sainsbury PLC	4,157,559
949,283	JD Sports Fashion PLC	6,214,114
564,822	John Wood Group PLC	3,732,700
48,941	Johnson Matthey PLC	2,002,811
675,682	Kingfisher PLC	2,066,339
494,121	Man Group PLC	873,965
440,551	National Grid PLC	4,881,853
195,874	Pearson PLC	2,133,281
73,710	Persimmon PLC	2,083,278
12,425	Reckitt Benckiser Group PLC	1,032,795
89,861	Rio Tinto PLC	5,221,130
97,244	Royal Dutch Shell PLC, Class B	3,075,194
182,694	Royal Mail PLC	567,034
109,639	RPC Group PLC	1,128,114
146,925	Spectris PLC	4,803,198
47,761	Spirax-Sarco Engineering PLC	4,472,634
601,375	SSP Group PLC	5,422,515
382,969	Tate & Lyle PLC	3,620,276
1,522,058	Taylor Wimpey PLC	3,478,128
1,324,166	Tullow Oil PLC (d)	4,149,532
108,137	Victrex PLC	3,036,576
1,589,605	Vodafone Group PLC	2,894,393
55,437	Whitbread PLC	3,666,515
672,039	Wm Morrison Supermarkets PLC	1,991,739
		151,635,289
	Total Common Stocks	591,178,460
	(Cost $601,009,105)
REAL ESTATE INVESTMENT TRUSTS (a) – 4.9%
	France – 1.2%
21,808	Covivio	2,314,212
13,609	Gecina S.A.	2,012,045
96,161	Klepierre S.A.	3,363,343
		7,689,600
	Spain – 1.2%
218,685	Inmobiliaria Colonial Socimi S.A.	2,248,265
418,746	Merlin Properties Socimi S.A.	5,479,381
		7,727,646
	United Kingdom – 2.5%
91,526	Derwent London PLC	3,842,075
Shares	Description	Value

	United Kingdom (Continued)
683,310	Segro PLC	$5,993,106
481,300	Shaftesbury PLC	5,516,448
		15,351,629
	Total Real Estate Investment Trusts	30,768,875
	(Cost $30,260,011)
MONEY MARKET FUNDS – 0.1%
443,621	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.42% (h) (i)	443,621
	(Cost $443,621)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.7%
$2,554,533	BNP Paribas S.A., 2.50% (h), dated 3/29/19, due 4/1/19, with a maturity value of $2,555,066. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 2/15/24. The value of the collateral including accrued interest is $2,606,800. (i)	2,554,533
1,682,844	JPMorgan Chase & Co., 2.50% (h), dated 3/29/19, due 4/1/19, with a maturity value of $1,683,195. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 7/31/23. The value of the collateral including accrued interest is $1,717,542. (i)	1,682,844
	Total Repurchase Agreements	4,237,377
	(Cost $4,237,378)
	Total Investments – 100.4%	626,628,333
	(Cost $635,950,115) (j)
	Net Other Assets and Liabilities – (0.4)%	(2,297,766)
	Net Assets – 100.0%	$624,330,567

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
(c)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $4,431,262 and the total value of the collateral held by the Fund is $4,680,998.
(d)	Non-income producing security.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At March 31, 2019, securities noted as such are valued at $0 or 0.0% of net assets.
(f)	This issuer has filed for protection in bankruptcy court.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Rate shown reflects yield as of March 31, 2019.
(i)	This security serves as collateral for securities on loan.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $50,067,820 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $59,389,602. The net unrealized depreciation was $9,321,782.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Portugal	$ 1,834,481	$ 1,834,481	$ —	$ —**
Other Country Categories*	589,343,979	589,343,979	—	—
Real Estate Investment Trusts*	30,768,875	30,768,875	—	—
Money Market Funds	443,621	443,621	—	—
Repurchase Agreements	4,237,377	—	4,237,377	—
Total Investments	$ 626,628,333	$ 622,390,956	$ 4,237,377	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 common stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 common stocks values are based on unobservable and non-quantitative inputs.
Sector Allocation	% of Total Long-Term Investments
Industrials	17.1%
Consumer Discretionary	15.0
Materials	13.8
Real Estate	11.9
Energy	9.8
Financials	8.7
Consumer Staples	5.4
Information Technology	5.3
Health Care	5.1
Communication Services	4.7
Utilities	3.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	45.2%
GBP	30.2
SEK	10.5
NOK	6.3
CHF	4.0
DKK	3.0
USD	0.8
Total	100.0%

Currency Abbreviations
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.5%
	Brazil – 53.1%
71,283	Banco do Brasil S.A.	$886,998
59,867	Braskem S.A., Class A (Preference Shares)	778,278
248,135	CCR S.A.	744,022
31,982	Cia Brasileira de Distribuicao (Preference Shares)	747,078
148,314	Cia de Saneamento Basico do Estado de Sao Paulo	1,590,966
24,666	Engie Brasil Energia S.A.	269,065
203,531	Gerdau S.A. (Preference Shares)	787,020
52,648	IRB Brasil Resseguros S.A.	1,226,999
346,409	Itausa - Investimentos Itau S.A. (Preference Shares)	1,059,926
149,205	JBS S.A.	606,675
306,905	Kroton Educacional S.A.	830,882
11,425	Magazine Luiza S.A.	504,377
132,717	Petroleo Brasileiro S.A. (Preference Shares)	951,138
59,017	Porto Seguro S.A.	811,392
9,664	Raia Drogasil S.A.	161,176
93,429	Rumo S.A. (b)	456,962
89,244	Telefonica Brasil S.A. (Preference Shares)	1,082,685
238,616	TIM Participacoes S.A.	718,526
106,289	WEG S.A.	488,641
		14,702,806
	Chile – 14.6%
2,849	Banco de Credito e Inversiones S.A.	183,942
2,200,040	Banco Santander Chile	163,232
221,534	Cencosud S.A.	382,188
3,271,490	Colbun S.A.	736,741
174,447	Empresas CMPC S.A.	607,035
34,160	Empresas COPEC S.A.	433,841
4,568,121	Enel Americas S.A.	812,254
3,510,201	Enel Chile S.A.	365,718
17,113,204	Itau CorpBanca	150,887
18,488	Latam Airlines Group S.A.	193,980
		4,029,818
	Colombia – 5.2%
63,839	Grupo Argos S.A.	362,445
59,869	Grupo de Inversiones Suramericana S.A.	688,074
78,337	Interconexion Electrica S.A. ESP	392,173
		1,442,692
	Mexico – 24.6%
407,347	Alfa S.A.B. de C.V., Class A	431,896
27,125	Arca Continental S.A.B. de C.V.	150,925
748,046	Cemex S.A.B. de C.V. (b)	349,161
46,656	El Puerto de Liverpool S.A.B. de C.V.	294,499
70,777	Fomento Economico Mexicano S.A.B. de C.V.	652,409
Shares	Description	Value

	Mexico (Continued)
32,040	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	$284,048
25,697	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	415,277
82,145	Grupo Bimbo S.A.B. de C.V., Series A	171,355
105,568	Grupo Carso S.A.B. de C.V., Series A1	413,293
15,365	Grupo Elektra S.A.B. de C.V.	831,417
96,860	Grupo Financiero Banorte, S.A.B. de C.V., Class O	526,211
111,657	Grupo Financiero Inbursa S.A.B. de C.V., Class O	154,511
121,524	Grupo Mexico S.A.B. de C.V., Series B	332,700
49,273	Grupo Televisa S.A.B., Series CPO	108,902
50,819	Industrias Penoles S.A.B. de C.V.	634,195
254,542	Mexichem S.A.B. de C.V.	608,480
173,901	Wal-Mart de Mexico S.A.B. de C.V.	464,895
		6,824,174
	Total Common Stocks	26,999,490
	(Cost $26,775,895)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.0%
	Mexico – 2.0%
399,400	Fibra Uno Administracion S.A. de C.V.	550,428
	(Cost $634,862)
	Total Investments – 99.5%	27,549,918
	(Cost $27,410,757) (c)
	Net Other Assets and Liabilities – 0.5%	136,299
	Net Assets – 100.0%	$27,686,217

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,732,880 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,593,719. The net unrealized appreciation was $139,161.

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 26,999,490	$ 26,999,490	$ —	$ —
Real Estate Investment Trusts*	550,428	550,428	—	—
Total Investments	$ 27,549,918	$ 27,549,918	$—	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Financials	24.3%
Materials	16.2
Utilities	15.1
Industrials	12.5
Consumer Staples	12.1
Communication Services	6.9
Consumer Discretionary	5.9
Energy	5.0
Real Estate	2.0
Total	100.0%

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.3%
	Airlines – 6.3%
455,894	Azul S.A. (Preference Shares) (a)	$4,456,067
653,872	Gol Linhas Aereas Inteligentes S.A. (Preference Shares) (a)	4,325,357
		8,781,424
	Banks – 9.0%
169,855	Banco Bradesco S.A. (Preference Shares)	1,862,815
282,421	Banco do Brasil S.A.	3,514,258
591,964	Banco do Estado do Rio Grande do Sul S.A., Class B (Preference Shares)	3,657,300
76,872	Banco Santander Brasil S.A.	863,285
815,175	Itausa - Investimentos Itau S.A. (Preference Shares)	2,494,233
		12,391,891
	Beverages – 0.7%
213,423	Ambev S.A.	917,392
	Capital Markets – 0.7%
122,433	B3 S.A. - Brasil Bolsa Balcao	1,004,392
	Chemicals – 1.3%
138,558	Braskem S.A., Class A (Preference Shares)	1,801,270
	Diversified Consumer Services – 6.3%
552,599	Estacio Participacoes S.A.	3,754,232
1,850,303	Kroton Educacional S.A.	5,009,313
		8,763,545
	Diversified Telecommunication Services – 3.1%
355,012	Telefonica Brasil S.A. (Preference Shares)	4,306,913
	Electric Utilities – 17.9%
466,090	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares) (a)	4,506,919
237,239	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	4,674,069
1,184,141	Cia Energetica de Minas Gerais (Preference Shares)	4,203,854
429,779	Cia Paranaense de Energia, Class B (Preference Shares)	3,995,545
890,153	EDP - Energias do Brasil S.A.	3,860,395
556,345	Transmissora Alianca de Energia Eletrica S.A.	3,523,914
		24,764,696
	Food & Staples Retailing – 1.4%
181,450	Atacadao S.A.	931,036
Shares	Description	Value

	Food & Staples Retailing (Continued)
40,534	Cia Brasileira de Distribuicao (Preference Shares)	$946,847
		1,877,883
	Food Products – 3.1%
849,639	JBS S.A.	3,454,672
76,692	M. Dias Branco S.A.	851,078
		4,305,750
	Hotels, Restaurants & Leisure – 1.1%
107,304	CVC Brasil Operadora e Agencia de Viagens S.A.	1,500,477
	Insurance – 5.8%
118,972	BB Seguridade Participacoes S.A.	805,838
157,318	IRB Brasil Resseguros S.A.	3,666,407
62,942	Porto Seguro S.A.	865,355
344,312	Sul America S.A.	2,620,583
		7,958,183
	Internet & Direct Marketing Retail – 1.8%
234,348	B2W Cia Digital (a)	2,527,021
	IT Services – 1.9%
1,107,685	Cielo S.A.	2,684,800
	Metals & Mining – 8.7%
103,580	Bradespar S.A. (Preference Shares)	843,910
1,856,583	Cia Siderurgica Nacional S.A. (a)	7,705,435
442,974	Gerdau S.A. (Preference Shares)	1,712,906
712,026	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	1,825,824
		12,088,075
	Multiline Retail – 4.1%
154,832	Lojas Renner S.A.	1,732,065
90,640	Magazine Luiza S.A.	4,001,462
		5,733,527
	Oil, Gas & Consumable Fuels – 4.9%
196,201	Cosan S.A.	2,137,222
434,185	Petroleo Brasileiro S.A. (Preference Shares)	3,111,658
123,400	Ultrapar Participacoes S.A.	1,481,298
		6,730,178
	Paper & Forest Products – 2.2%
1,109,869	Duratex S.A.	3,109,623

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Personal Products – 3.1%
364,715	Natura Cosmeticos S.A.	$4,228,080
	Pharmaceuticals – 1.6%
326,070	Hypera S.A.	2,156,950
	Road & Rail – 2.0%
331,002	Localiza Rent a Car S.A.	2,794,878
	Textiles, Apparel & Luxury Goods – 4.8%
482,144	Alpargatas S.A. (Preference Shares)	1,893,924
1,200,892	Grendene S.A.	2,570,262
60,569	Guararapes Confeccoes S.A.	2,227,626
		6,691,812
	Transportation Infrastructure – 1.3%
586,150	CCR S.A.	1,757,544
	Water Utilities – 3.2%
104,204	Cia de Saneamento Basico do Estado de Sao Paulo	1,117,798
213,388	Cia de Saneamento de Minas Gerais-Copasa	3,328,337
		4,446,135
	Wireless Telecommunication Services – 3.0%
1,384,995	TIM Participacoes S.A.	4,170,532
	Total Investments – 99.3%	137,492,971
	(Cost $131,067,939) (b)
	Net Other Assets and Liabilities – 0.7%	957,999
	Net Assets – 100.0%	$138,450,970

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,811,708 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,386,676. The net unrealized appreciation was $6,425,032.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 137,492,971	$ 137,492,971	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Brazil	99.3%
Total Investments	99.3
Net Other Assets and Liabilities	0.7
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Automobiles – 10.8%
313,833	BAIC Motor Corp. Ltd., Class H (a)	$205,092
371,000	Brilliance China Automotive Holdings Ltd.	367,694
304,020	Dongfeng Motor Group Co., Ltd., Class H	304,410
192,500	Great Wall Motor Co., Ltd., Class H (b)	144,437
		1,021,633
	Banks – 0.6%
71,167	Bank of Communications Co., Ltd., Class H	58,294
	Capital Markets – 4.0%
226,817	China Cinda Asset Management Co., Ltd., Class H	62,989
123,667	China Everbright Ltd.	245,130
29,400	China International Capital Corp., Ltd., Class H (a)	68,089
		376,208
	Communications Equipment – 0.6%
43,750	BYD Electronic International Co., Ltd.	56,402
	Construction & Engineering – 5.8%
198,834	China Railway Construction Corp., Ltd., Class H	260,386
242,666	China Railway Group Ltd., Class H	221,337
68,333	China State Construction International Holdings Ltd.	63,981
		545,704
	Construction Materials – 4.9%
11,616	Anhui Conch Cement Co., Ltd., Class H	70,954
162,000	China National Building Material Co., Ltd., Class H	127,743
129,357	Huaxin Cement Co., Ltd., Class B	262,207
		460,904
	Diversified Financial Services – 3.0%
273,000	Far East Horizon Ltd.	289,347
	Diversified Telecommunication Services – 3.2%
200,666	China Communications Services Corp., Ltd., Class H	178,939
216,033	China Telecom Corp., Ltd., Class H	119,988
		298,927
Shares	Description	Value

	Entertainment – 2.4%
1,306,665	Alibaba Pictures Group Ltd. (c)	$231,373
	Gas Utilities – 2.5%
20,840	Beijing Enterprises Holdings Ltd.	118,138
12,467	ENN Energy Holdings Ltd.	120,542
		238,680
	Independent Power and Renewable Electricity Producers – 8.6%
80,475	China Longyuan Power Group Corp., Ltd., Class H	55,974
85,983	China Resources Power Holdings Co., Ltd.	129,249
613,000	Huadian Power International Corp., Ltd., Class H	252,230
259,333	Huaneng Power International, Inc., Class H	150,645
824,009	Huaneng Renewables Corp., Ltd., Class H	228,835
		816,933
	Metals & Mining – 11.9%
398,983	Angang Steel Co., Ltd., Class H	291,742
388,250	China Hongqiao Group Ltd.	292,302
625,264	Maanshan Iron & Steel Co., Ltd., Class H	305,864
580,999	Zijin Mining Group Co., Ltd., Class H	240,542
		1,130,450
	Oil, Gas & Consumable Fuels – 8.8%
232,267	China Petroleum & Chemical Corp., Class H	183,152
186,652	Inner Mongolia Yitai Coal Co., Ltd., Class B	229,768
207,866	Kunlun Energy Co., Ltd.	217,135
204,633	Yanzhou Coal Mining Co., Ltd., Class H	200,985
		831,040
	Pharmaceuticals – 0.7%
16,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	70,523
	Real Estate Management & Development – 23.5%
140,000	Agile Group Holdings Ltd.	226,498
72,333	China Resources Land Ltd.	324,349
207,666	CIFI Holdings Group Co., Ltd.	157,404
242,666	Future Land Development Holdings Ltd.	300,475
182,427	Guangzhou R&F Properties Co., Ltd., Class H	394,603
183,166	KWG Group Holdings Ltd.	220,967

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Real Estate Management & Development (Continued)
44,000	Logan Property Holdings Co., Ltd.	$72,867
98,000	Longfor Group Holdings Ltd.	345,187
250,172	Sino-Ocean Group Holding Ltd.	109,630
16,500	Sunac China Holdings Ltd.	82,185
		2,234,165
	Technology Hardware, Storage & Peripherals – 2.3%
245,000	Lenovo Group Ltd.	220,345
	Trading Companies & Distributors – 1.3%
14,933	BOC Aviation Ltd. (a)	121,843
	Transportation Infrastructure – 4.0%
122,534	China Merchants Port Holdings Co., Ltd.	260,991
100,333	Shenzhen Expressway Co., Ltd., Class H	117,589
		378,580
	Water Utilities – 1.1%
56,000	Guangdong Investment Ltd.	108,148
	Total Common Stocks	9,489,499
	(Cost $9,005,185)
MONEY MARKET FUNDS – 0.1%
6,359	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.42% (d) (e)	6,359
	(Cost $6,359)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.6%
$36,617	BNP Paribas S.A., 2.50% (d), dated 3/29/19, due 4/1/19, with a maturity value of $36,625. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 2/15/24. The value of the collateral including accrued interest is $37,366. (e)	36,617
Principal Value	Description	Value

$24,122	JPMorgan Chase & Co., 2.50% (d), dated 3/29/19, due 4/1/19, with a maturity value of $24,127. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 7/31/23. The value of the collateral including accrued interest is $24,619. (e)	$24,122
	Total Repurchase Agreements	60,739
	(Cost $60,739)
	Total Investments – 100.7%	9,556,597
	(Cost $9,072,283) (f)
	Net Other Assets and Liabilities – (0.7)%	(69,807)
	Net Assets – 100.0%	$9,486,790

(a)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $63,728 and the total value of the collateral held by the Fund is $67,098.
(c)	Non-income producing security.
(d)	Rate shown reflects yield as of March 31, 2019.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $882,297 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $397,983. The net unrealized appreciation was $484,314.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,489,499	$ 9,489,499	$ —	$ —
Money Market Funds	6,359	6,359	—	—
Repurchase Agreements	60,739	—	60,739	—
Total Investments	$ 9,556,597	$ 9,495,858	$ 60,739	$—

*	See Portfolio of Investments for industry breakout.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Country Allocation†	% of Net Assets
China	50.7%
Cayman Islands	23.2
Hong Kong	16.2
Bermuda	8.6
Singapore	1.3
United States	0.7
Total Investments	100.7
Net Other Assets and Liabilities	(0.7)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.8%
	Air Freight & Logistics – 1.8%
100,200	SG Holdings Co., Ltd.	$2,915,682
	Airlines – 1.3%
29,000	ANA Holdings, Inc.	1,062,086
30,200	Japan Airlines Co., Ltd.	1,062,436
		2,124,522
	Auto Components – 4.8%
60,100	Aisin Seiki Co., Ltd.	2,144,685
13,500	Bridgestone Corp.	519,634
26,200	NGK Spark Plug Co., Ltd.	485,562
117,900	Sumitomo Electric Industries Ltd.	1,562,178
176,800	Sumitomo Rubber Industries Ltd.	2,118,473
34,900	Toyota Boshoku Corp.	527,452
11,400	Toyota Industries Corp.	570,874
		7,928,858
	Automobiles – 5.1%
99,200	Honda Motor Co., Ltd.	2,680,718
286,200	Mitsubishi Motors Corp.	1,518,412
259,900	Nissan Motor Co., Ltd.	2,129,759
8,500	Toyota Motor Corp.	497,514
79,800	Yamaha Motor Co., Ltd.	1,563,167
		8,389,570
	Biotechnology – 0.3%
21,200	SanBio Co., Ltd. (a) (b)	546,307
	Building Products – 0.7%
33,500	AGC, Inc.	1,172,787
	Capital Markets – 0.6%
99,500	Matsui Securities Co., Ltd. (a)	935,478
	Chemicals – 16.2%
101,600	Asahi Kasei Corp.	1,046,893
152,400	Daicel Corp.	1,652,845
138,500	Hitachi Chemical Co., Ltd.	3,064,170
74,100	Kuraray Co., Ltd.	941,377
276,100	Mitsubishi Chemical Holdings Corp.	1,941,643
173,500	Mitsubishi Gas Chemical Co., Inc.	2,471,862
92,500	Mitsui Chemicals, Inc.	2,229,248
8,800	Nissan Chemical Corp.	402,563
30,700	NOF Corp.	1,044,293
87,800	Showa Denko KK	3,081,675
323,400	Sumitomo Chemical Co., Ltd.	1,502,761
127,800	Taiyo Nippon Sanso Corp.	1,944,156
130,900	Teijin Ltd.	2,156,667
200,500	Tosoh Corp.	3,113,421
		26,593,574
	Construction & Engineering – 0.4%
38,900	Kajima Corp.	573,514
Shares	Description	Value

	Containers & Packaging – 1.4%
113,800	Toyo Seikan Group Holdings Ltd.	$2,327,751
	Diversified Telecommunication Services – 0.7%
25,700	Nippon Telegraph & Telephone Corp.	1,090,563
	Electric Utilities – 8.3%
110,400	Chubu Electric Power Co., Inc.	1,721,794
202,300	Chugoku Electric Power (The) Co., Inc.	2,520,764
139,300	Kansai Electric Power (The) Co., Inc.	2,051,228
219,400	Kyushu Electric Power Co., Inc.	2,587,348
158,500	Tohoku Electric Power Co., Inc.	2,019,327
440,000	Tokyo Electric Power Co., Holdings, Inc. (b)	2,779,031
		13,679,492
	Electronic Equipment, Instruments & Components – 1.2%
58,700	Hitachi Ltd.	1,898,759
	Food & Staples Retailing – 0.8%
16,800	FamilyMart UNY Holdings Co., Ltd.	427,617
24,100	Seven & i Holdings Co., Ltd.	908,072
		1,335,689
	Food Products – 0.3%
19,000	Nichirei Corp.	467,671
	Gas Utilities – 3.0%
61,900	Toho Gas Co., Ltd.	2,775,810
81,400	Tokyo Gas Co., Ltd.	2,198,600
		4,974,410
	Health Care Equipment & Supplies – 0.9%
8,600	Hoya Corp.	567,152
32,200	Nihon Kohden Corp.	955,860
		1,523,012
	Health Care Providers & Services – 4.3%
61,400	Alfresa Holdings Corp.	1,745,105
97,700	Medipal Holdings Corp.	2,318,425
51,500	Suzuken Co., Ltd.	2,978,571
		7,042,101
	Hotels, Restaurants & Leisure – 1.3%
33,100	Skylark Holdings Co., Ltd.	548,033

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
64,900	Zensho Holdings Co., Ltd.	$1,501,431
		2,049,464
	Household Durables – 1.9%
248,800	Haseko Corp.	3,124,872
	Independent Power and Renewable Electricity Producers – 0.3%
21,900	Electric Power Development Co., Ltd.	532,729
	Industrial Conglomerates – 3.1%
51,400	Keihan Holdings Co., Ltd.	2,158,865
92,700	Toshiba Corp.	2,948,367
		5,107,232
	Insurance – 0.3%
27,900	Sony Financial Holdings, Inc.	525,627
	IT Services – 1.1%
25,200	Fujitsu Ltd.	1,815,819
	Leisure Products – 2.0%
46,600	Bandai Namco Holdings, Inc.	2,182,207
27,400	Sankyo Co., Ltd.	1,043,292
		3,225,499
	Machinery – 2.8%
58,200	Amada Holdings Co., Ltd.	575,016
46,800	JTEKT Corp.	575,129
77,200	NGK Insulators Ltd.	1,120,072
242,300	NSK Ltd.	2,267,122
		4,537,339
	Media – 0.6%
71,100	Nippon Television Holdings, Inc.	1,064,928
	Metals & Mining – 5.1%
99,900	Hitachi Metals Ltd.	1,159,176
130,900	JFE Holdings, Inc.	2,218,674
19,800	Mitsubishi Materials Corp.	522,021
91,100	Nippon Steel Corp.	1,606,148
97,500	Sumitomo Metal Mining Co., Ltd.	2,876,703
		8,382,722
	Multiline Retail – 1.0%
25,300	Pan Pacific International Holdings Corp.	1,673,274
	Oil, Gas & Consumable Fuels – 3.0%
79,600	Idemitsu Kosan Co., Ltd.	2,660,995
499,300	JXTG Holdings, Inc.	2,281,832
		4,942,827
Shares	Description	Value

	Personal Products – 1.0%
61,300	Fancl Corp.	$1,581,864
	Pharmaceuticals – 1.3%
83,400	Sumitomo Dainippon Pharma Co., Ltd.	2,059,603
	Road & Rail – 3.0%
55,100	Hitachi Transport System Ltd.	1,633,164
18,100	Keio Corp.	1,167,689
12,100	Kintetsu Group Holdings Co., Ltd.	563,349
46,400	Kyushu Railway Co.	1,523,920
		4,888,122
	Semiconductors & Semiconductor Equipment – 2.6%
51,300	Advantest Corp.	1,190,967
229,900	Renesas Electronics Corp. (b)	1,062,066
187,200	SUMCO Corp.	2,079,250
		4,332,283
	Specialty Retail – 0.9%
3,100	Fast Retailing Co., Ltd.	1,455,319
	Technology Hardware, Storage & Peripherals – 3.8%
176,200	Brother Industries Ltd.	3,255,956
87,900	NEC Corp.	2,970,184
		6,226,140
	Trading Companies & Distributors – 6.7%
92,300	ITOCHU Corp.	1,667,696
223,200	Marubeni Corp.	1,540,630
74,900	Mitsubishi Corp.	2,077,439
33,900	Mitsui & Co., Ltd.	525,644
42,200	MonotaRO Co., Ltd.	937,059
752,000	Sojitz Corp.	2,646,215
110,500	Sumitomo Corp.	1,526,441
		10,921,124
	Wireless Telecommunication Services – 0.9%
15,200	SoftBank Group Corp.	1,473,644
	Total Common Stocks	155,440,171
	(Cost $165,337,921)
REAL ESTATE INVESTMENT TRUSTS – 4.1%
	Equity Real Estate Investment Trusts – 4.1%
190	Advance Residence Investment Corp.	528,873
332	Daiwa Office Investment Corp.	2,360,516
524	Japan Retail Fund Investment Corp.	1,052,917
332	Nippon Building Fund, Inc.	2,246,684

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
337	United Urban Investment Corp.	$531,818
	Total Real Estate Investment Trusts	6,720,808
	(Cost $6,506,901)
MONEY MARKET FUNDS – 0.1%
110,896	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.42% (c) (d)	110,896
	(Cost $110,896)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.6%
$638,581	BNP Paribas S.A., 2.50% (c), dated 3/29/19, due 4/1/19, with a maturity value of $638,714. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 2/15/24. The value of the collateral including accrued interest is $651,647. (d)	638,581
420,677	JPMorgan Chase & Co., 2.50% (c), dated 3/29/19, due 4/1/19, with a maturity value of $420,764. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 7/31/23. The value of the collateral including accrued interest is $429,351. (d)	420,677
	Total Repurchase Agreements	1,059,258
	(Cost $1,059,258)
	Total Investments – 99.6%	163,331,133
	(Cost $173,014,976) (e)
	Net Other Assets and Liabilities – 0.4%	710,574
	Net Assets – 100.0%	$164,041,707

(a)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $1,111,339 and the total value of the collateral held by the Fund is $1,170,154.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,650,306 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,334,149. The net unrealized depreciation was $9,683,843.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 155,440,171	$ 155,440,171	$ —	$ —
Real Estate Investment Trusts*	6,720,808	6,720,808	—	—
Money Market Funds	110,896	110,896	—	—
Repurchase Agreements	1,059,258	—	1,059,258	—
Total Investments	$ 163,331,133	$ 162,271,875	$ 1,059,258	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Japan	98.9%
United States	0.7
Total Investments	99.6
Net Other Assets and Liabilities	0.4
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust South Korea AlphaDEX® Fund (FKO)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.9%
	Air Freight & Logistics – 2.6%
518	Hyundai Glovis Co., Ltd.	$58,641
	Airlines – 3.1%
2,528	Korean Air Lines Co., Ltd.	70,934
	Auto Components – 1.8%
1,249	Hankook Tire Co., Ltd.	41,208
	Automobiles – 4.7%
423	Hyundai Motor Co.	44,532
1,984	Kia Motors Corp.	61,787
		106,319
	Banks – 3.1%
922	Hana Financial Group, Inc.	29,566
1,190	Industrial Bank of Korea	14,730
359	KB Financial Group, Inc.	13,236
1,071	Woori Financial Group, Inc.	12,973
		70,505
	Biotechnology – 0.1%
3	Celltrion, Inc. (a)	478
2	Medy-Tox, Inc.	1,029
		1,507
	Building Products – 1.3%
108	KCC Corp.	30,304
	Capital Markets – 0.7%
1,799	Macquarie Korea Infrastructure Fund	16,879
	Chemicals – 7.4%
3,309	Hanwha Chemical Corp.	60,927
96	LG Chem Ltd.	30,954
302	Lotte Chemical Corp.	77,289
		169,170
	Commercial Services & Supplies – 1.3%
333	S-1 Corp.	29,483
	Construction & Engineering – 4.9%
815	Daelim Industrial Co., Ltd.	69,215
764	GS Engineering & Construction Corp.	28,673
950	Samsung Engineering Co., Ltd. (b)	13,474
		111,362
	Construction Materials – 1.8%
787	POSCO Chemical Co., Ltd.	41,738
	Consumer Finance – 0.6%
484	Samsung Card Co., Ltd.	14,668
Shares	Description	Value

	Diversified Financial Services – 0.0%
215	Neoplux Co., Ltd. (b)	$926
	Diversified Telecommunication Services – 2.8%
4,734	LG Uplus Corp.	64,435
	Electric Utilities – 1.7%
1,515	Korea Electric Power Corp. (b)	39,907
	Electronic Equipment, Instruments & Components – 4.0%
2,778	LG Display Co., Ltd. (b)	47,724
161	Samsung Electro-Mechanics Co., Ltd.	14,822
153	Samsung SDI Co., Ltd.	28,912
		91,458
	Entertainment – 2.7%
143	NCSoft Corp.	62,486
	Food & Staples Retailing – 3.1%
183	E-MART, Inc.	27,730
1,238	GS Retail Co., Ltd.	42,699
		70,429
	Food Products – 1.9%
152	CJ CheilJedang Corp.	43,253
	Gas Utilities – 0.6%
347	Korea Gas Corp.	13,787
	Household Durables – 3.1%
1,073	LG Electronics, Inc.	70,991
	Industrial Conglomerates – 6.9%
275	CJ Corp.	30,163
39	CJ Corp. (Preference Shares) (b) (c)	1,271
956	LG Corp.	65,272
257	SK Holdings Co., Ltd.	61,244
		157,950
	Insurance – 4.4%
712	DB Insurance Co., Ltd.	43,093
1,221	Hyundai Marine & Fire Insurance Co., Ltd.	40,768
62	Samsung Fire & Marine Insurance Co., Ltd.	16,441
		100,302
	Machinery – 4.6%
1,958	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	48,213
1,061	Doosan Bobcat, Inc.	28,883

First Trust South Korea AlphaDEX® Fund (FKO)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
260	Hyundai Heavy Industries Co., Ltd. (b)	$27,257
		104,353
	Metals & Mining – 8.0%
1,477	Hyundai Steel Co.	58,424
116	Korea Zinc Co., Ltd.	47,520
344	POSCO	76,674
		182,618
	Oil, Gas & Consumable Fuels – 3.9%
1,619	GS Holdings Corp.	75,309
93	SK Innovation Co., Ltd.	14,707
		90,016
	Road & Rail – 3.2%
500	CJ Logistics Corp. (b)	72,901
	Semiconductors & Semiconductor Equipment – 3.9%
1,381	SK Hynix, Inc.	90,274
	Technology Hardware, Storage & Peripherals – 3.0%
1,727	Samsung Electronics Co., Ltd.	67,933
	Textiles, Apparel & Luxury Goods – 4.7%
1,562	Fila Korea Ltd.	107,335
	Wireless Telecommunication Services – 3.0%
310	SK Telecom Co., Ltd.	68,686
	Total Investments – 98.9%	2,262,758
	(Cost $2,134,550) (d)
	Net Other Assets and Liabilities – 1.1%	26,049
	Net Assets – 100.0%	$2,288,807

(a)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2019 to March 31, 2019).
(b)	Non-income producing security.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At March 31, 2019, securities noted as such are valued at $1,271 or 0.1% of net assets.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $209,483 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $81,275. The net unrealized appreciation was $128,208.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Industrial Conglomerates	$ 157,950	$ 156,679	$ 1,271	$ —
Other industry categories*	2,104,808	2,104,808	—	—
Total Investments	$ 2,262,758	$ 2,261,487	$ 1,271	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
South Korea	98.9%
Total Investments	98.9
Net Other Assets and Liabilities	1.1
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 92.8%
	Australia – 5.2%
347,813	AGL Energy Ltd.	$5,376,420
3,961,635	Beach Energy Ltd.	5,794,695
499,285	BlueScope Steel Ltd.	4,945,516
99,039	CIMIC Group Ltd.	3,393,771
1,074,514	Downer EDI Ltd.	5,859,522
1,330,350	Fortescue Metals Group Ltd.	6,716,213
204,284	Northern Star Resources Ltd.	1,298,214
43,058	Rio Tinto Ltd.	2,993,435
467,102	Santos Ltd.	2,265,277
374,630	Seven Group Holdings Ltd. (b)	4,681,706
1,297,639	South32 Ltd.	3,436,779
261,263	Washington H Soul Pattinson & Co., Ltd.	4,880,762
630,211	Whitehaven Coal Ltd.	1,812,299
		53,454,609
	Austria – 0.2%
80,423	voestalpine AG	2,442,106
	Belgium – 0.2%
12,298	Sofina S.A.	2,392,102
	Bermuda – 2.5%
926,800	Hongkong Land Holdings Ltd.	6,589,548
1,808,103	Kerry Properties Ltd.	8,073,174
5,673,486	Nine Dragons Paper Holdings Ltd.	5,406,108
1,240,130	NWS Holdings Ltd.	2,710,926
882,518	Yue Yuen Industrial Holdings Ltd.	3,035,431
		25,815,187
	Canada – 7.8%
172,368	Air Canada (c)	4,154,580
122,722	Alimentation Couche-Tard, Inc., Class B	7,229,151
511,139	Aurora Cannabis, Inc. (b) (c)	4,624,291
82,750	Brookfield Asset Management, Inc., Class A	3,855,289
38,123	Canada Goose Holdings, Inc. (c)	1,830,908
101,087	Canopy Growth Corp. (b) (c)	4,373,742
349,604	Husky Energy, Inc.	3,466,347
1,802,054	Kinross Gold Corp. (c)	6,203,052
927,375	Lundin Mining Corp.	4,302,559
93,489	Magna International, Inc.	4,552,198
77,764	Methanex Corp.	4,416,723
157,873	Metro, Inc.	5,812,363
182,652	Parkland Fuel Corp.	5,580,635
14,941	Shopify, Inc., Class A (c)	3,084,240
255,566	Teck Resources Ltd., Class B	5,913,197
95,001	Toromont Industries Ltd.	4,851,886
576,660	Turquoise Hill Resources Ltd. (c)	949,341
86,291	West Fraser Timber Co., Ltd.	4,197,190
22,433	WSP Global, Inc.	1,225,938
		80,623,630
Shares	Description	Value

	Cayman Islands – 3.1%
816,799	CK Asset Holdings Ltd.	$7,262,794
106,314	CK Hutchison Holdings Ltd.	1,116,642
1,919,954	Kingboard Holdings Ltd.	6,811,600
6,611,853	Lee & Man Paper Manufacturing Ltd.	5,634,851
3,484,360	WH Group Ltd. (d)	3,728,511
760,582	Wharf Real Estate Investment Co., Ltd.	5,663,223
970,710	Xinyi Glass Holdings Ltd.	1,112,923
		31,330,544
	Denmark – 0.2%
13,490	DSV A.S.	1,115,620
5,729	Rockwool International A.S., Class B	1,341,994
		2,457,614
	Finland – 0.5%
44,506	Neste OYJ	4,742,837
	France – 2.3%
95,548	Accor S.A.	3,870,305
28,435	Cie de Saint-Gobain	1,030,591
10,260	Cie Generale des Etablissements Michelin SCA	1,213,065
227,347	Peugeot S.A.	5,544,276
56,713	Renault S.A.	3,747,725
17,502	Safran S.A.	2,400,118
52,813	SCOR SE	2,248,864
56,749	TOTAL S.A.	3,152,353
		23,207,297
	Germany – 4.4%
40,778	Bayerische Motoren Werke AG	3,144,812
60,391	Bechtle AG	5,592,234
14,088	Continental AG	2,120,791
45,361	Covestro AG (d)	2,494,319
58,305	Daimler AG	3,417,340
199,672	Deutsche Lufthansa AG	4,382,209
17,356	Hannover Rueck SE	2,492,044
10,332	LEG Immobilien AG	1,268,517
16,766	Nemetschek SE	2,858,703
91,054	Porsche Automobil Holding SE (Preference Shares)	5,713,702
29,558	Sixt SE	3,085,230
103,050	TAG Immobilien AG	2,543,119
13,932	Volkswagen AG (Preference Shares)	2,192,952
25,101	Vonovia SE	1,301,419
22,627	Wirecard AG	2,835,151
		45,442,542
	Hong Kong – 6.0%
1,385,086	Hang Lung Group Ltd.	4,446,419
1,254,687	Hang Lung Properties Ltd.	3,062,415
1,219,569	Henderson Land Development Co., Ltd.	7,752,469

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
970,826	Hysan Development Co., Ltd.	$5,200,445
3,595,624	New World Development Co., Ltd.	5,963,735
3,576,048	Sino Land Co., Ltd.	6,915,255
337,067	Sun Hung Kai Properties Ltd.	5,783,849
559,984	Swire Pacific Ltd., Class A	7,204,936
191,834	Techtronic Industries Co., Ltd.	1,289,084
358,706	Vitasoy International Holdings Ltd.	1,736,422
2,253,883	Wharf Holdings (The) Ltd.	6,804,760
818,095	Wheelock & Co., Ltd.	5,992,454
		62,152,243
	Israel – 0.5%
803,788	Israel Chemicals Ltd.	4,177,591
10,838	Nice, Ltd. (c)	1,276,358
		5,453,949
	Italy – 1.2%
236,296	Buzzi Unicem S.p.A	4,833,461
596,976	Saipem S.p.A. (c)	3,157,436
82,843	Societa Iniziative Autostradali e Servizi S.p.A.	1,434,826
4,039,206	Telecom Italia S.p.A. (c)	2,511,975
		11,937,698
	Japan – 31.2%
254,300	Aeon Co., Ltd.	5,315,221
29,430	AGC, Inc.	1,030,302
25,000	Aisin Seiki Co., Ltd.	892,132
229,200	Alfresa Holdings Corp.	6,514,301
27,900	Asahi Intecc Co., Ltd.	1,309,032
323,250	Asahi Kasei Corp.	3,330,790
64,700	Bridgestone Corp.	2,490,392
124,400	Brother Industries Ltd.	2,298,757
81,200	Chubu Electric Power Co., Inc.	1,266,392
38,200	Chugai Pharmaceutical Co., Ltd.	2,622,954
124,400	COMSYS Holdings Corp.	3,389,768
149,200	Cosmo Energy Holdings Co., Ltd.	2,993,962
5,500	Cosmos Pharmaceutical Corp.	949,833
210,900	Daicel Corp.	2,287,303
235,800	Dai-ichi Life Holdings, Inc.	3,272,222
27,500	Daikin Industries Ltd.	3,218,217
34,000	DIC Corp.	992,421
37,800	Eisai Co., Ltd.	2,119,024
133,200	Electric Power Development Co., Ltd.	3,240,162
141,200	FamilyMart UNY Holdings Co., Ltd.	3,594,020
7,300	Fast Retailing Co., Ltd.	3,427,041
122,600	Fuji Electric Co., Ltd.	3,473,464
27,100	FUJIFILM Holdings Corp.	1,230,907
68,700	Fujitsu Ltd.	4,950,268
39,600	GMO Payment Gateway, Inc.	2,808,409
279,900	Hakuhodo DY Holdings, Inc.	4,490,320
Shares	Description	Value

	Japan (Continued)
377,900	Haseko Corp.	$4,746,339
132,400	Hitachi Capital Corp.	3,065,401
36,100	Hitachi Ltd.	1,167,721
162,260	Honda Motor Co., Ltd.	4,384,812
93,000	Idemitsu Kosan Co., Ltd.	3,108,951
137,686	Iida Group Holdings Co., Ltd.	2,490,846
155,700	Isuzu Motors Ltd.	2,042,658
102,216	Japan Airlines Co., Ltd.	3,595,959
267,300	JFE Holdings, Inc.	4,530,570
106,800	JGC Corp.	1,417,511
167,800	JTEKT Corp.	2,062,110
812,000	JXTG Holdings, Inc.	3,710,891
169,100	Kajima Corp.	2,493,092
81,400	Kansai Electric Power (The) Co., Inc.	1,198,636
96,000	Keihan Holdings Co., Ltd.	4,032,121
44,900	Keio Corp.	2,896,643
61,600	Kikkoman Corp.	3,018,028
576,900	Konica Minolta, Inc.	5,668,538
245,000	Kuraray Co., Ltd.	3,112,515
42,000	Kyowa Exeo Corp.	1,157,719
101,400	Kyushu Electric Power Co., Inc.	1,195,794
669,700	Marubeni Corp.	4,622,580
99,200	Marui Group Co., Ltd. (b)	2,000,469
306,540	Mazda Motor Corp.	3,425,515
256,100	Mitsubishi Chemical Holdings Corp.	1,800,996
199,200	Mitsubishi Corp.	5,525,046
230,500	Mitsubishi Gas Chemical Co., Inc.	3,283,944
41,100	Mitsubishi Materials Corp.	1,083,589
276,000	Mitsui & Co., Ltd.	4,279,581
147,100	Mitsui Chemicals, Inc.	3,545,106
39,600	Miura Co., Ltd.	911,482
173,700	MonotaRO Co., Ltd.	3,857,040
84,300	NGK Spark Plug Co., Ltd.	1,562,322
116,000	Nippon Steel Corp.	2,045,150
54,558	Nippon Telegraph & Telephone Corp.	2,315,134
23,000	Nissan Chemical Corp.	1,052,152
393,300	Nissan Motor Co., Ltd.	3,222,909
213,800	NSK Ltd.	2,000,457
442,700	NTT Data Corp.	4,877,170
675,500	Oji Holdings Corp.	4,187,210
75,600	ORIX Corp.	1,084,239
121,800	Park24 Co., Ltd.	2,640,850
21,500	Pigeon Corp.	877,808
146,900	Recruit Holdings Co., Ltd.	4,189,758
196,400	Renesas Electronics Corp. (c)	907,307
114,200	Ricoh Co., Ltd.	1,192,181
104,600	Rohto Pharmaceutical Co., Ltd.	2,682,245
65,400	Sankyu, Inc.	3,186,502
197,500	SBI Holdings, Inc.	4,394,433
80,500	Sekisui House Ltd.	1,330,651
111,100	Showa Denko KK	3,899,477
24,100	SoftBank Group Corp.	2,336,502

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
1,359,400	Sojitz Corp.	$4,783,596
57,300	Sompo Holdings, Inc.	2,118,699
99,800	Sony Corp.	4,182,721
222,500	Sony Financial Holdings, Inc.	4,191,825
84,700	SUMCO Corp.	940,771
419,100	Sumitomo Chemical Co., Ltd.	1,947,456
147,000	Sumitomo Corp.	2,030,651
213,400	Sumitomo Dainippon Pharma Co., Ltd.	5,270,015
156,500	Sumitomo Electric Industries Ltd.	2,073,629
245,450	Sumitomo Rubber Industries Ltd.	2,941,059
77,600	Suzuken Co., Ltd.	4,488,099
42,900	Suzuki Motor Corp.	1,895,914
148,600	T&D Holdings, Inc.	1,560,682
33,700	TDK Corp.	2,636,281
191,900	Teijin Ltd.	3,161,684
96,100	THK Co., Ltd.	2,370,634
73,600	TIS, Inc.	3,479,780
129,400	Toho Gas Co., Ltd.	5,802,743
250,000	Tokai Carbon Co., Ltd. (b)	3,117,387
49,600	Tokio Marine Holdings, Inc.	2,399,668
1,248,600	Tokyo Electric Power Co., Holdings, Inc. (c)	7,886,132
213,300	Toshiba Corp.	6,784,106
398,380	Tosoh Corp.	6,186,159
236,600	Toyo Seikan Group Holdings Ltd.	4,839,594
19,400	Toyota Motor Corp.	1,135,503
162,600	Toyota Tsusho Corp.	5,288,938
108,100	Welcia Holdings Co., Ltd.	3,662,506
119,900	Yamato Holdings Co., Ltd.	3,092,972
113,800	Yokohama Rubber (The) Co., Ltd.	2,111,096
		321,304,574
	Jersey – 0.5%
1,205,110	boohoo Group PLC (c)	2,966,536
153,122	Polymetal International PLC	1,723,905
		4,690,441
	Luxembourg – 0.7%
26,749	APERAM S.A.	761,844
157,649	ArcelorMittal	3,193,427
141,967	Grand City Properties S.A.	3,423,907
		7,379,178
	Netherlands – 1.2%
78,767	IMCD N.V.	5,995,014
54,968	NN Group N.V.	2,283,283
153,468	OCI N.V. (c)	4,217,742
		12,496,039
	New Zealand – 0.2%
264,365	Ryman Healthcare Ltd.	2,205,399
Shares	Description	Value

	Norway – 1.8%
13,610	Aker ASA, Class A	$1,038,311
115,700	Aker BP ASA	4,118,273
174,127	Equinor ASA	3,825,575
613,416	Norsk Hydro ASA	2,485,683
24,593	Salmar ASA	1,179,900
30,121	TGS NOPEC Geophysical Co., ASA	821,741
98,429	Tomra Systems ASA	2,932,916
49,988	Yara International ASA	2,044,738
		18,447,137
	Portugal – 0.0%
81,454	Banco Espirito Santo S.A. (c) (e) (f) (g)	0
	Singapore – 1.4%
171,800	Singapore Airlines Ltd.	1,224,562
1,034,900	Singapore Telecommunications Ltd.	2,306,141
972,900	UOL Group Ltd.	4,989,231
5,407,600	Yangzijiang Shipbuilding Holdings Ltd.	5,985,169
		14,505,103
	South Korea – 8.8%
16,322	CJ CheilJedang Corp.	4,644,530
10,897	CJ Corp.	1,195,204
1,547	CJ Corp. (Preference Shares) (c) (e)	50,426
19,674	E-MART, Inc.	2,981,172
130,104	GS Engineering & Construction Corp.	4,882,768
98,793	GS Holdings Corp.	4,595,428
108,651	Hankook Tire Co., Ltd.	3,584,689
60,484	Hyundai Engineering & Construction Co., Ltd.	2,845,428
10,466	Hyundai Glovis Co., Ltd.	1,184,813
10,078	Hyundai Heavy Industries Holdings Co., Ltd.	2,956,545
10,506	Hyundai Motor Co.	1,106,041
48,171	Hyundai Steel Co.	1,905,451
67,258	Korea Gas Corp.	2,672,307
93,721	LG Corp.	6,398,888
57,503	LG Electronics, Inc.	3,804,489
371,825	LG Uplus Corp.	5,060,961
24,478	Lotte Chemical Corp.	6,264,522
13,865	POSCO	3,090,340
74,569	POSCO Chemical Co., Ltd.	3,954,765
2,547	Samsung Biologics Co., Ltd. (c) (d)	716,912
146,491	Samsung Electronics Co., Ltd.	5,762,332
26,323	Samsung SDI Co., Ltd.	4,974,261
93,082	SK Hynix, Inc.	6,084,648
6,328	SK Innovation Co., Ltd.	1,000,684
24,132	SK Telecom Co., Ltd.	5,346,840

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
39,730	S-Oil Corp.	$3,136,118
		90,200,562
	Spain – 1.2%
54,128	Acciona S.A.	6,029,306
28,795	ACS Actividades de Construccion y Servicios S.A.	1,264,899
427,501	International Consolidated Airlines Group S.A.	2,850,809
123,069	Repsol S.A.	2,106,683
		12,251,697
	Sweden – 4.1%
70,822	AAK AB	1,056,392
176,049	Boliden AB	5,010,333
68,579	Castellum AB	1,330,303
443,012	Fabege AB	6,432,687
132,733	Fastighets AB Balder, Class B (c)	4,254,400
242,098	Hufvudstaden AB, Class A	4,200,188
202,726	Kinnevik AB, Class B	5,250,602
82,138	Lifco AB, Class B	3,348,316
128,281	Lundin Petroleum AB	4,343,504
204,894	Nibe Industrier AB, Class B	2,623,625
244,191	SSAB AB, Class A	878,030
167,852	Swedish Orphan Biovitrum AB (c)	3,937,543
		42,665,923
	Switzerland – 0.6%
14,307	Lonza Group AG	4,436,858
26,975	Sunrise Communications Group AG (d)	1,985,707
		6,422,565
	United Kingdom – 7.0%
499,782	3i Group PLC	6,410,467
54,599	Anglo American PLC	1,460,294
38,602	Ashtead Group PLC	931,385
513,780	Barratt Developments PLC	4,009,683
93,644	Bellway PLC	3,713,884
102,288	Berkeley Group Holdings PLC	4,914,670
638,583	BP PLC	4,645,170
131,231	British American Tobacco PLC	5,459,243
830,203	Evraz PLC	6,708,372
26,072	Fevertree Drinks PLC	1,025,176
42,092	Hargreaves Lansdown PLC	1,021,621
922,343	Hays PLC	1,801,958
50,853	Hikma Pharmaceuticals PLC	1,186,573
877,055	J Sainsbury PLC	2,692,449
614,759	JD Sports Fashion PLC	4,024,282
609,637	John Wood Group PLC	4,028,866
118,875	National Grid PLC	1,317,283
48,492	Rio Tinto PLC	2,817,496
34,987	Royal Dutch Shell PLC, Class B	1,106,411
39,648	Spectris PLC	1,296,152
Shares	Description	Value

	United Kingdom (Continued)
25,774	Spirax-Sarco Engineering PLC	$2,413,636
389,452	SSP Group PLC	3,511,635
1,071,919	Tullow Oil PLC (c)	3,359,067
58,335	Victrex PLC	1,638,095
571,907	Vodafone Group PLC	1,041,343
		72,535,211
	Total Common Stocks	956,556,187
	(Cost $1,007,542,829)
REAL ESTATE INVESTMENT TRUSTS (a) – 6.7%
	Australia – 2.6%
802,833	Dexus	7,262,457
1,301,791	GPT (The) Group	5,740,130
2,110,678	Mirvac Group	4,121,389
2,135,490	Scentre Group	6,232,012
1,941,500	Vicinity Centres	3,584,261
		26,940,249
	Canada – 0.5%
133,009	Canadian Apartment Properties REIT	5,112,936
	France – 0.1%
34,598	Klepierre S.A.	1,210,105
	Hong Kong – 1.5%
8,758,784	Champion REIT	7,587,275
623,120	Link REIT	7,286,979
		14,874,254
	Singapore – 0.4%
3,123,600	Mapletree Commercial Trust	4,356,100
	Spain – 0.6%
451,971	Merlin Properties Socimi S.A.	5,914,137
	United Kingdom – 1.0%
737,524	Segro PLC	6,468,600
311,692	Shaftesbury PLC	3,572,477
		10,041,077
	Total Real Estate Investment Trusts	68,448,858
	(Cost $60,868,538)
MONEY MARKET FUNDS – 0.1%
1,318,831	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.42% (h) (i)	1,318,831
	(Cost $1,318,831)

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.2%
$7,594,313	BNP Paribas S.A., 2.50% (h), dated 3/29/19, due 4/1/19, with a maturity value of $7,595,895. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 2/15/24. The value of the collateral including accrued interest is $7,749,695. (i)	$7,594,313
5,002,888	JPMorgan Chase & Co., 2.50% (h), dated 3/29/19, due 4/1/19, with a maturity value of $5,003,931. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 7/31/23. The value of the collateral including accrued interest is $5,106,042. (i)	5,002,888
	Total Repurchase Agreements	12,597,201
	(Cost $12,597,201)
	Total Investments – 100.8%	1,038,921,077
	(Cost $1,082,327,399) (j)
	Net Other Assets and Liabilities – (0.8)%	(7,904,925)
	Net Assets – 100.0%	$1,031,016,152

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $13,408,142 and the total value of the collateral held by the Fund is $13,916,033.
(c)	Non-income producing security.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At March 31, 2019, securities noted as such are valued at $50,426 or 0.0% of net assets.
(f)	This issuer has filed for protection in bankruptcy court.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Rate shown reflects yield as of March 31, 2019.
(i)	This security serves as collateral for securities on loan.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $63,500,335 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $106,906,657. The net unrealized depreciation was $43,406,322.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Portugal	$ —**	$ —	$ —	$ —**
South Korea	90,200,562	90,150,136	50,426	—
Other Country Categories*	866,355,625	866,355,625	—	—
Real Estate Investment Trusts*	68,448,858	68,448,858	—	—
Money Market Funds	1,318,831	1,318,831	—	—
Repurchase Agreements	12,597,201	—	12,597,201	—
Total Investments	$ 1,038,921,077	$ 1,026,273,450	$ 12,647,627	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Sector Allocation	% of Total Long-Term Investments
Real Estate	18.0%
Industrials	17.4
Materials	16.9
Consumer Discretionary	11.8
Energy	8.0
Information Technology	7.1
Consumer Staples	5.3
Financials	4.8
Health Care	4.5
Utilities	3.5
Communication Services	2.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
JPY	30.9%
HKD	12.3
EUR	12.2
KRW	8.7
GBP	8.7
CAD	8.3
AUD	7.7
SEK	4.1
USD	2.0
SGD	1.8
NOK	1.8
CHF	0.6
ILS	0.5
DKK	0.2
NZD	0.2
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.7%
	Bermuda – 2.2%
3,027,625	Alibaba Health Information Technology Ltd. (b)	$3,498,183
2,697,415	COSCO SHIPPING Ports Ltd.	2,913,914
6,366,663	Kunlun Energy Co., Ltd.	6,650,569
718,578	Shenzhen International Holdings Ltd.	1,525,043
		14,587,709
	Brazil – 9.5%
303,917	Braskem S.A., Class A (Preference Shares)	3,950,956
135,404	Cia Brasileira de Distribuicao (Preference Shares)	3,162,948
1,003,865	Cia de Saneamento Basico do Estado de Sao Paulo	10,768,470
1,722,021	Gerdau S.A. (Preference Shares)	6,658,766
445,473	IRB Brasil Resseguros S.A.	10,382,063
1,172,336	Itausa - Investimentos Itau S.A. (Preference Shares)	3,587,057
1,039,523	Kroton Educacional S.A.	2,814,293
48,318	Magazine Luiza S.A.	2,133,083
561,430	Petroleo Brasileiro S.A. (Preference Shares)	4,023,581
399,416	Porto Seguro S.A.	5,491,352
755,138	Telefonica Brasil S.A. (Preference Shares)	9,161,136
300,046	WEG S.A.	1,379,399
		63,513,104
	Cayman Islands – 4.9%
4,195,958	Agile Group Holdings Ltd.	6,788,408
8,923,359	China Hongqiao Group Ltd. (c)	6,718,139
5,092,517	China Resources Cement Holdings Ltd.	5,254,733
1,402,830	China State Construction International Holdings Ltd.	1,313,486
9,086,363	China Zhongwang Holdings Ltd. (c)	4,954,125
9,666,071	CIFI Holdings Group Co., Ltd.	7,326,559
		32,355,450
	Chile – 0.8%
1,106,982	Empresas CMPC S.A.	3,852,041
96,390	Empresas COPEC S.A.	1,224,180
		5,076,221
	China – 20.3%
8,286,443	Angang Steel Co., Ltd., Class H	6,059,170
737,126	Anhui Conch Cement Co., Ltd., Class H	4,502,601
3,703,300	BAIC Motor Corp. Ltd., Class H (d)	2,420,134
4,331,405	BBMG Corp., Class H	1,589,112
6,241,475	CGN Power Co., Ltd., Class H (d)	1,741,263
Shares	Description	Value

	China (Continued)
11,727,392	China Cinda Asset Management Co., Ltd., Class H	$3,256,800
8,044,553	China Communications Services Corp., Ltd., Class H	7,173,532
3,528,293	China Longyuan Power Group Corp., Ltd., Class H	2,454,090
3,339,620	China National Building Material Co., Ltd., Class H	2,633,424
1,368,525	China Oilfield Services Ltd., Class H	1,478,365
5,918,244	China Petroleum & Chemical Corp., Class H	4,666,773
4,393,986	China Railway Construction Corp., Ltd., Class H	5,754,199
5,979,906	China Railway Group Ltd., Class H	5,454,318
1,946,522	China Shenhua Energy Co., Ltd., Class H	4,438,594
8,945,236	China Telecom Corp., Ltd., Class H	4,968,341
7,343,417	Chongqing Changan Automobile Co., Ltd., Class B	3,900,923
2,713,175	Chongqing Rural Commercial Bank Co., Ltd., Class H	1,565,702
7,196,188	Dongfeng Motor Group Co., Ltd., Class H	7,205,401
4,653,032	Great Wall Motor Co., Ltd., Class H (c)	3,491,278
4,014,322	Guangzhou Automobile Group Co., Ltd., Class H	4,740,510
4,033,278	Guangzhou R&F Properties Co., Ltd., Class H	8,724,267
3,842,483	Huaxin Cement Co., Ltd., Class B	7,788,713
6,176,869	Inner Mongolia Yitai Coal Co., Ltd., Class B	7,603,726
483,711	Legend Holdings Corp., Class H (c) (d)	1,284,769
13,809,779	Maanshan Iron & Steel Co., Ltd., Class H	6,755,400
5,492,490	PetroChina Co., Ltd., Class H	3,561,395
1,257,615	PICC Property & Casualty Co., Ltd., Class H	1,429,044
291,930	Ping An Insurance Group Co. of China Ltd., Class H	3,268,893
3,892,685	Sinopec Engineering Group Co., Ltd., Class H	3,798,491
4,857,912	Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,314,485
303,307	Sinopharm Group Co., Ltd., Class H	1,263,465
3,836,593	Yanzhou Coal Mining Co., Ltd., Class H	3,768,194
3,566,501	Zhejiang Expressway Co., Ltd., Class H	4,089,008
		135,144,380

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong – 8.8%
1,056,715	Beijing Enterprises Holdings Ltd.	$5,990,333
3,871,306	China Merchants Port Holdings Co., Ltd.	8,245,688
450,907	China Mobile Ltd.	4,595,260
1,420,769	China Overseas Land & Investment Ltd.	5,393,527
3,736,206	China Resources Pharmaceutical Group, Ltd. (d)	5,283,077
2,516,995	China Resources Power Holdings Co., Ltd.	3,783,532
1,690,421	China Taiping Insurance Holdings Co., Ltd.	5,038,994
1,260,116	China Unicom Hong Kong Ltd.	1,597,227
2,245,478	CNOOC Ltd.	4,204,935
8,112,549	Lenovo Group Ltd.	7,296,173
3,403,680	Sinotruk Hong Kong Ltd. (c)	7,240,996
		58,669,742
	Hungary – 0.7%
412,827	MOL Hungarian Oil & Gas PLC	4,725,600
	India – 8.7%
288,939	Aurobindo Pharma Ltd.	3,271,027
17,844	Bajaj Finserv Ltd.	1,812,618
2,644,453	DLF Ltd.	7,728,178
98,899	HCL Technologies Ltd.	1,552,475
1,403,840	Hindalco Industries Ltd.	4,164,404
1,709,506	Hindustan Petroleum Corp., Ltd.	7,004,594
147,276	Infosys Ltd.	1,581,397
1,407,889	JSW Steel Ltd	5,955,711
427,137	Reliance Industries Ltd.	8,405,551
98,491	Tata Consultancy Services Ltd.	2,845,825
1,921,574	Tata Motors Ltd. (b)	4,833,407
924,421	Tata Steel Ltd.	6,952,340
144,317	Tech Mahindra Ltd.	1,616,392
		57,723,919
	Indonesia – 2.2%
48,152,796	Adaro Energy Tbk PT	4,548,140
17,410,915	Charoen Pokphand Indonesia Tbk PT	7,825,130
1,274,304	Indah Kiat Pulp & Paper Corp. Tbk PT	769,594
9,826,181	Perusahaan Gas Negara Persero Tbk	1,621,596
		14,764,460
	Malaysia – 0.3%
923,100	Hartalega Holdings Bhd	1,046,896
391,500	Tenaga Nasional Bhd	1,214,058
		2,260,954
	Mexico – 2.8%
149,818	Fomento Economico Mexicano S.A.B. de C.V.	1,380,994
Shares	Description	Value

	Mexico (Continued)
145,011	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	$2,343,455
64,962	Grupo Elektra S.A.B. de C.V.	3,515,165
410,174	Grupo Financiero Banorte, S.A.B. de C.V., Class O	2,228,351
172,163	Industrias Penoles S.A.B. de C.V.	2,148,506
1,722,870	Mexichem S.A.B. de C.V.	4,118,503
973,024	Wal-Mart de Mexico S.A.B. de C.V.	2,601,214
		18,336,188
	Poland – 4.0%
245,961	Cyfrowy Polsat S.A. (b)	1,645,121
363,912	Grupa Lotos S.A.	7,904,949
61,418	KGHM Polska Miedz S.A. (b)	1,711,654
2,296,019	PGE Polska Grupa Energetyczna S.A. (b)	5,944,270
216,419	Polski Koncern Naftowy ORLEN S.A.	5,503,764
2,533,780	Polskie Gornictwo Naftowe i Gazownictwo S.A.	4,127,935
		26,837,693
	Russia – 10.6%
258,299	Bashneft PJSC (Preference Shares)	7,137,028
2,985,491	Gazprom PJSC	6,807,274
118,220,142	Inter RAO UES PJSC	6,733,044
96,671	LUKOIL PJSC	8,683,668
75,954	Magnit PJSC	4,213,557
249,493	Novatek PJSC	4,099,723
625,808,598	RusHydro PJSC	4,776,422
355,883	Severstal PJSC	5,575,672
12,752,065	Surgutneftegas PJSC (Preference Shares)	7,964,332
581,123	Tatneft PJSC	6,686,701
2,926	Transneft PJSC (Preference Shares)	7,870,746
		70,548,167
	Singapore – 0.7%
573,275	BOC Aviation Ltd. (d)	4,677,516
	South Africa – 3.4%
181,637	Anglo American Platinum Ltd.	9,267,059
121,677	Assore Ltd.	3,153,925
123,528	Discovery Ltd.	1,171,178
577,291	Exxaro Resources Ltd.	6,575,606
76,648	Sasol Ltd.	2,390,477
		22,558,245
	Taiwan – 9.7%
1,216,143	ASE Technology Holding Co., Ltd.	2,663,476
5,453,508	Asia Cement Corp.	7,095,461
17,544,242	AU Optronics Corp.	6,460,867
404,479	Catcher Technology Co., Ltd.	3,110,317

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
11,911,618	China Development Financial Holding Corp.	$3,980,781
1,776,608	China Steel Corp.	1,458,386
1,969,721	CTBC Financial Holding Co., Ltd.	1,306,948
3,803,711	Far Eastern New Century Corp.	3,757,986
722,299	Feng TAY Enterprise Co., Ltd.	5,108,976
707,839	Formosa Chemicals & Fibre Corp.	2,572,248
1,216,143	Foxconn Technology Co., Ltd.	2,426,722
458,952	Hon Hai Precision Industry Co., Ltd.	1,094,498
17,080,810	Innolux Corp.	5,542,029
534,286	Nan Ya Plastics Corp.	1,367,764
3,895,365	Nanya Technology Corp.	7,760,270
126,340	President Chain Store Corp.	1,244,113
8,415,372	United Microelectronics Corp.	3,180,970
8,434,312	Yuanta Financial Holding Co., Ltd.	4,802,718
		64,934,530
	Thailand – 4.3%
1,015,700	Electricity Generating PCL	9,345,656
1,986,600	Energy Absolute PCL	3,004,783
21,151,100	IRPC PCL	3,832,325
2,360,200	PTT Global Chemical PCL	5,001,527
1,768,100	PTT PCL	2,674,296
2,167,200	Thai Oil PCL	4,746,192
		28,604,779
	Turkey – 5.8%
2,996,676	Akbank T.A.S. (b)	3,396,824
437,889	BIM Birlesik Magazalar A.S.	5,984,601
2,422,196	Eregli Demir ve Celik Fabrikalari T.A.S.	3,962,053
541,375	Ford Otomotiv Sanayi A.S.	4,736,485
1,566,051	KOC Holding A.S.	4,519,372
331,803	Tupras Turkiye Petrol Rafinerileri A.S.	7,426,960
2,332,536	Turk Hava Yollari AO (b)	5,409,325
2,310,148	Turkiye Garanti Bankasi A.S.	3,455,589
		38,891,209
	Total Common Stocks	664,209,866
	(Cost $648,244,569)
MONEY MARKET FUNDS – 0.2%
1,029,317	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.42% (e) (f)	1,029,317
	(Cost $1,029,317)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.5%
$5,927,181	BNP Paribas S.A., 2.50% (e), dated 3/29/19, due 4/1/19, with a maturity value of $5,928,415. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 2/15/24. The value of the collateral including accrued interest is $6,048,453. (f)	$5,927,181
3,904,635	JPMorgan Chase & Co., 2.50% (e), dated 3/29/19, due 4/1/19, with a maturity value of $3,905,449. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 7/31/23. The value of the collateral including accrued interest is $3,985,144. (f)	3,904,635
	Total Repurchase Agreements	9,831,816
	(Cost $9,831,816)
	Total Investments – 101.4%	675,070,999
	(Cost $659,105,702) (g)
	Net Other Assets and Liabilities – (1.4)%	(9,040,713)
	Net Assets – 100.0%	$666,030,286

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $10,292,944 and the total value of the collateral held by the Fund is $10,861,133.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Rate shown reflects yield as of March 31, 2019.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $50,000,515 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $34,035,218. The net unrealized appreciation was $15,965,297.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$ 28,604,779	$ —	$ 28,604,779	$ —
Other Country Categories*	635,605,087	635,605,087	—	—
Money Market Funds	1,029,317	1,029,317	—	—
Repurchase Agreements	9,831,816	—	9,831,816	—
Total Investments	$ 675,070,999	$ 636,634,404	$ 38,436,595	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Energy	23.8%
Materials	19.7
Industrials	9.4
Financials	9.0
Utilities	8.6
Information Technology	7.3
Consumer Discretionary	6.2
Real Estate	5.4
Communication Services	4.4
Consumer Staples	4.0
Health Care	2.2
Total	100.0%

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.6%
	Airlines – 3.7%
261,644	Deutsche Lufthansa AG	$5,742,311
	Auto Components – 8.8%
34,149	Continental AG	5,140,751
88,869	Hella GmbH & Co., KGaA	3,907,801
552,899	Schaeffler AG (Preference Shares)	4,495,314
		13,543,866
	Automobiles – 12.5%
58,325	Bayerische Motoren Werke AG	4,498,042
67,363	Daimler AG	3,948,242
99,814	Porsche Automobil Holding SE (Preference Shares)	6,263,398
29,683	Volkswagen AG (Preference Shares)	4,672,222
		19,381,904
	Banks – 0.9%
178,261	Commerzbank AG (a)	1,379,753
	Biotechnology – 1.4%
23,179	MorphoSys AG (a)	2,109,985
	Capital Markets – 0.8%
9,822	Deutsche Boerse AG	1,259,338
	Chemicals – 5.9%
17,067	BASF SE	1,254,566
119,370	Covestro AG (b)	6,563,939
47,288	Evonik Industries AG	1,287,940
		9,106,445
	Construction Materials – 1.8%
38,624	HeidelbergCement AG	2,779,826
	Diversified Telecommunication Services – 3.0%
278,240	Deutsche Telekom AG	4,617,752
	Food & Staples Retailing – 2.5%
230,880	METRO AG	3,830,457
	Health Care Equipment & Supplies – 3.3%
60,374	Carl Zeiss Meditec AG	5,042,091
	Health Care Providers & Services – 0.9%
18,200	Fresenius Medical Care AG & Co., KGaA	1,467,900
	Insurance – 14.2%
17,658	Allianz SE	3,927,503
43,792	Hannover Rueck SE	6,287,830
27,051	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,402,681
Shares	Description	Value

	Insurance (Continued)
138,373	Talanx AG	$5,333,356
		21,951,370
	Interactive Media & Services – 1.7%
51,338	Scout24 AG (b)	2,658,281
	IT Services – 2.7%
45,580	Bechtle AG	4,220,729
	Life Sciences Tools & Services – 6.0%
296,827	Evotec AG (a)	7,887,957
34,733	QIAGEN N.V. (a)	1,408,077
		9,296,034
	Multi-Utilities – 3.7%
119,494	E.ON SE	1,328,628
163,071	RWE AG	4,371,905
		5,700,533
	Pharmaceuticals – 3.1%
34,045	Bayer AG	2,199,743
22,913	Merck KGaA	2,612,675
		4,812,418
	Real Estate Management & Development – 17.7%
77,316	Deutsche Wohnen SE	3,749,304
272,000	Grand City Properties S.A.	6,559,994
22,626	LEG Immobilien AG	2,777,919
258,885	TAG Immobilien AG	6,388,894
170,253	TLG Immobilien AG	5,125,938
52,078	Vonovia SE	2,700,103
		27,302,152
	Road & Rail – 3.0%
44,691	Sixt SE	4,664,795
	Textiles, Apparel & Luxury Goods – 0.9%
5,652	adidas AG	1,373,272
	Wireless Telecommunication Services – 1.1%
46,331	1&1 Drillisch AG	1,649,585
	Total Investments – 99.6%	153,890,797
	(Cost $154,030,369) (c)
	Net Other Assets and Liabilities – 0.4%	639,000
	Net Assets – 100.0%	$154,529,797

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,531,635 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,671,207. The net unrealized depreciation was $139,572.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 153,890,797	$ 153,890,797	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Germany	94.4%
Luxembourg	4.3
Netherlands	0.9
Total Investments	99.6
Net Other Assets and Liabilities	0.4
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Canada AlphaDEX® Fund (FCAN)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 93.6%
	Airlines – 3.8%
14,528	Air Canada (a)	$350,168
	Auto Components – 3.2%
6,087	Magna International, Inc.	296,390
	Capital Markets – 3.5%
5,407	Brookfield Asset Management, Inc., Class A	251,910
5,456	CI Financial Corp.	74,469
		326,379
	Chemicals – 0.9%
1,434	Methanex Corp.	81,446
	Commercial Services & Supplies – 1.6%
4,223	Ritchie Bros. Auctioneers, Inc.	143,374
	Electric Utilities – 1.6%
2,072	Fortis, Inc.	76,579
4,656	Hydro One Ltd. (b)	72,330
		148,909
	Food & Staples Retailing – 14.0%
6,943	Alimentation Couche-Tard, Inc., Class B	408,989
16,353	Empire Co., Ltd., Class A	354,018
6,170	Loblaw Cos., Ltd.	304,356
5,976	Metro, Inc.	220,017
		1,287,380
	Insurance – 4.2%
313	Fairfax Financial Holdings, Ltd.	144,982
2,162	iA Financial Corp. Inc.	79,727
1,903	Intact Financial Corp.	161,029
		385,738
	IT Services – 2.8%
2,257	CGI, Inc. (a)	155,162
498	Shopify, Inc., Class A (a)	102,801
		257,963
	Media – 3.5%
13,122	Quebecor, Inc., Class B	321,680
	Metals & Mining – 20.0%
118,160	B2Gold Corp. (a)	330,691
64,289	Kinross Gold Corp. (a)	221,296
10,593	Kirkland Lake Gold Ltd.	322,146
83,592	Lundin Mining Corp.	387,825
16,041	Teck Resources Ltd., Class B	371,151
125,721	Turquoise Hill Resources Ltd. (a)	206,972
		1,840,081
	Multi-Utilities – 1.8%
4,882	ATCO, Ltd., Class I	164,396
Shares	Description	Value

	Oil, Gas & Consumable Fuels – 22.0%
11,449	Canadian Natural Resources, Ltd.	$314,336
33,415	Husky Energy, Inc.	331,312
2,727	Imperial Oil Ltd.	74,442
5,920	Kinder Morgan Canada Ltd. (b)	70,614
13,338	Parkland Fuel Corp.	407,521
33,857	Seven Generations Energy Ltd., Class A (a)	244,487
7,417	Suncor Energy, Inc.	240,379
22,210	Tourmaline Oil Corp.	343,035
		2,026,126
	Paper & Forest Products – 3.7%
6,991	West Fraser Timber Co., Ltd.	340,042
	Textiles, Apparel & Luxury Goods – 2.7%
6,825	Gildan Activewear, Inc.	245,401
	Trading Companies & Distributors – 1.9%
3,474	Toromont Industries Ltd.	177,424
	Wireless Telecommunication Services – 2.4%
4,042	Rogers Communications, Inc., Class B	217,382
	Total Common Stocks	8,610,279
	(Cost $8,936,237)
REAL ESTATE INVESTMENT TRUSTS – 6.1%
	Equity Real Estate Investment Trusts – 6.1%
4,256	Allied Properties Real Estate Investment Trust	157,010
6,385	Canadian Apartment Properties REIT	245,443
9,130	H&R Real Estate Investment Trust	159,938
	Total Real Estate Investment Trusts	562,391
	(Cost $519,969)
	Total Investments – 99.7%	9,172,670
	(Cost $9,456,206) (c)
	Net Other Assets and Liabilities – 0.3%	26,639
	Net Assets – 100.0%	$9,199,309

(a)	Non-income producing security.

First Trust Canada AlphaDEX® Fund (FCAN)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $362,316 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $645,852. The net unrealized depreciation was $283,536.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,610,279	$ 8,610,279	$ —	$ —
Real Estate Investment Trusts*	562,391	562,391	—	—
Total Investments	$ 9,172,670	$ 9,172,670	$—	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Canada	99.7%
Total Investments	99.7
Net Other Assets and Liabilities	0.3
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Australia AlphaDEX® Fund (FAUS)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 78.3%
	Airlines – 2.9%
11,161	Qantas Airways Ltd.	$44,855
	Banks – 0.7%
1,497	Bendigo & Adelaide Bank Ltd.	10,289
	Biotechnology – 0.8%
87	CSL Ltd.	12,042
	Chemicals – 0.7%
937	Orica Ltd.	11,730
	Commercial Services & Supplies – 5.1%
6,366	Brambles Ltd.	53,158
4,780	Downer EDI Ltd.	26,066
		79,224
	Construction & Engineering – 0.8%
372	CIMIC Group Ltd.	12,747
	Construction Materials – 2.1%
9,811	Boral Ltd.	31,975
	Diversified Telecommunication Services – 1.7%
11,492	Telstra Corp., Ltd.	27,091
	Food & Staples Retailing – 3.8%
2,746	Woolworths Group Ltd.	59,274
	Health Care Providers & Services – 6.5%
36,222	Healthscope Ltd.	62,498
840	Ramsay Health Care Ltd.	38,381
		100,879
	Hotels, Restaurants & Leisure – 2.1%
2,724	Crown Resorts Ltd.	22,262
3,543	Star Entertainment Group (The) Ltd.	10,516
		32,778
	Insurance – 2.7%
4,799	QBE Insurance Group Ltd.	41,947
	Metals & Mining – 26.2%
1,888	BHP Group Ltd.	51,599
7,370	BlueScope Steel Ltd.	73,001
21,890	Evolution Mining Ltd.	56,887
11,858	Fortescue Metals Group Ltd.	59,865
8,742	Northern Star Resources Ltd.	55,555
650	Rio Tinto Ltd.	45,189
24,328	South32 Ltd.	64,432
		406,528
Shares	Description	Value

	Multiline Retail – 1.7%
1,045	Wesfarmers Ltd.	$25,710
	Multi-Utilities – 3.1%
3,137	AGL Energy Ltd.	48,491
	Oil, Gas & Consumable Fuels – 10.8%
1,902	Caltex Australia Ltd.	35,397
2,948	Santos Ltd.	14,297
2,596	Washington H Soul Pattinson & Co., Ltd.	48,497
15,122	Whitehaven Coal Ltd.	43,486
1,032	Woodside Petroleum Ltd.	25,369
		167,046
	Real Estate Management & Development – 2.4%
4,167	LendLease Group	36,630
	Road & Rail – 0.8%
3,775	Aurizon Holdings Ltd.	12,196
	Trading Companies & Distributors – 1.8%
2,279	Seven Group Holdings Ltd.	28,480
	Transportation Infrastructure – 1.6%
12,787	Qube Holdings Ltd.	25,422
	Total Common Stocks	1,215,334
	(Cost $1,224,706)
REAL ESTATE INVESTMENT TRUSTS – 20.5%
	Equity Real Estate Investment Trusts – 20.5%
6,085	Dexus	55,045
4,559	Goodman Group	43,216
12,101	GPT (The) Group	53,358
36,060	Mirvac Group	70,412
20,711	Scentre Group	60,441
4,589	Stockland	12,545
12,427	Vicinity Centres	22,942
	Total Real Estate Investment Trusts	317,959
	(Cost $286,906)
	Total Investments – 98.8%	1,533,293
	(Cost $1,511,612) (a)
	Net Other Assets and Liabilities – 1.2%	19,280
	Net Assets – 100.0%	$1,552,573

First Trust Australia AlphaDEX® Fund (FAUS)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $105,670 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $83,989. The net unrealized appreciation was $21,681.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,215,334	$ 1,215,334	$ —	$ —
Real Estate Investment Trusts*	317,959	317,959	—	—
Total Investments	$ 1,533,293	$ 1,533,293	$—	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Australia	98.8%
Total Investments	98.8
Net Other Assets and Liabilities	1.2
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 93.7%
	Aerospace & Defense – 1.8%
104,232	Cobham PLC (a)	$149,740
7,208	Meggitt PLC	47,203
		196,943
	Air Freight & Logistics – 0.7%
24,955	Royal Mail PLC	77,454
	Airlines – 2.5%
6,145	easyJet PLC	89,440
27,469	International Consolidated Airlines Group S.A.	183,178
		272,618
	Banks – 1.7%
130,962	Lloyds Banking Group PLC	105,993
11,144	Standard Chartered PLC	85,824
		191,817
	Beverages – 3.6%
12,740	Britvic PLC	158,050
4,154	Coca-Cola HBC AG (a)	141,482
2,430	Diageo PLC	99,316
		398,848
	Capital Markets – 4.1%
21,949	3i Group PLC	281,530
4,716	Close Brothers Group PLC	89,371
11,912	IG Group Holdings PLC	80,677
		451,578
	Commercial Services & Supplies – 2.5%
27,756	Babcock International Group PLC	178,404
20,137	Rentokil Initial PLC	92,662
		271,066
	Containers & Packaging – 1.4%
11,344	DS Smith PLC	49,629
10,415	RPC Group PLC	107,164
		156,793
	Distributors – 0.4%
6,156	Inchcape PLC	45,782
	Diversified Telecommunication Services – 1.5%
57,038	BT Group PLC	165,628
	Electronic Equipment, Instruments & Components – 2.8%
7,468	Halma PLC	162,631
4,469	Spectris PLC	146,098
		308,729
Shares	Description	Value

	Food & Staples Retailing – 1.1%
25,624	J Sainsbury PLC	$78,663
15,922	Wm Morrison Supermarkets PLC	47,188
		125,851
	Food Products – 0.9%
1,662	Associated British Foods PLC	52,796
5,144	Tate & Lyle PLC	48,627
		101,423
	Health Care Equipment & Supplies – 2.1%
11,596	Smith & Nephew PLC	230,022
	Hotels, Restaurants & Leisure – 5.6%
2,707	Carnival PLC	132,744
10,289	Compass Group PLC	241,819
799	InterContinental Hotels Group PLC	48,026
15,733	SSP Group PLC	141,862
742	Whitbread PLC	49,075
		613,526
	Household Durables – 10.6%
36,682	Barratt Developments PLC	286,277
6,750	Bellway PLC	267,702
3,904	Berkeley Group Holdings PLC	187,577
7,037	Persimmon PLC	198,888
99,675	Taylor Wimpey PLC	227,772
		1,168,216
	Industrial Conglomerates – 0.9%
1,134	DCC PLC	97,997
	Insurance – 5.4%
6,635	Admiral Group PLC	187,526
6,743	Beazley PLC	45,230
31,960	Direct Line Insurance Group PLC	146,941
10,472	Hiscox Ltd.	212,772
		592,469
	Interactive Media & Services – 1.9%
29,861	Auto Trader Group PLC (b)	202,863
	Machinery – 1.4%
1,632	Spirax-Sarco Engineering PLC	152,831
	Media – 3.4%
14,472	Pearson PLC	157,616
20,052	WPP PLC	211,754
		369,370
	Metals & Mining – 14.1%
9,713	Anglo American PLC	259,782

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
4,336	Antofagasta PLC	$54,554
4,111	BHP Group PLC	98,981
35,329	Evraz PLC	285,473
3,948	Fresnillo PLC	44,777
46,613	Glencore PLC	193,031
19,146	KAZ Minerals PLC	162,936
20,652	Polymetal International PLC	232,508
3,794	Rio Tinto PLC	220,440
		1,552,482
	Multi-Utilities – 2.4%
75,505	Centrica PLC	112,306
13,328	National Grid PLC	147,691
		259,997
	Oil, Gas & Consumable Fuels – 4.6%
27,383	BP PLC	199,189
5,803	Royal Dutch Shell PLC, Class B	183,511
37,914	Tullow Oil PLC (a)	118,811
		501,511
	Personal Products – 0.8%
1,615	Unilever PLC	92,447
	Pharmaceuticals – 3.8%
1,734	AstraZeneca PLC	138,556
4,554	GlaxoSmithKline PLC	94,712
7,914	Hikma Pharmaceuticals PLC	184,660
		417,928
	Professional Services – 1.8%
7,129	Experian PLC	193,039
	Software – 0.5%
1,403	AVEVA Group PLC	58,950
	Specialty Retail – 2.0%
9,734	JD Sports Fashion PLC	63,720
49,087	Kingfisher PLC	150,115
		213,835
	Tobacco – 2.6%
6,791	British American Tobacco PLC	282,507
	Trading Companies & Distributors – 4.0%
8,296	Ashtead Group PLC	200,165
7,166	Bunzl PLC	236,321
		436,486
	Water Utilities – 0.4%
4,612	United Utilities Group PLC	48,920
Shares	Description	Value

	Wireless Telecommunication Services – 0.4%
22,205	Vodafone Group PLC	$40,431
	Total Common Stocks	10,290,357
	(Cost $10,135,475)
REAL ESTATE INVESTMENT TRUSTS – 5.9%
	Equity Real Estate Investment Trusts – 5.9%
3,570	Derwent London PLC	149,861
28,841	Segro PLC	252,956
21,062	UNITE Group (The) PLC	251,690
	Total Real Estate Investment Trusts	654,507
	(Cost $582,569)
	Total Investments – 99.6%	10,944,864
	(Cost $10,718,044) (c)
	Net Other Assets and Liabilities – 0.4%	41,931
	Net Assets – 100.0%	$10,986,795

(a)	Non-income producing security.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $761,516 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $534,696. The net unrealized appreciation was $226,820.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 10,290,357	$ 10,290,357	$ —	$ —
Real Estate Investment Trusts*	654,507	654,507	—	—
Total Investments	$ 10,944,864	$ 10,944,864	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Country Allocation†	% of Net Assets
United Kingdom	86.3%
Jersey	7.5
Bermuda	1.9
Spain	1.7
Switzerland	1.3
Ireland	0.9
Total Investments	99.6
Net Other Assets and Liabilities	0.4
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Automobiles – 11.6%
1,732	Bajaj Auto Ltd.	$72,783
238	Eicher Motors Ltd.	70,593
1,963	Hero MotoCorp Ltd.	72,347
7,528	Mahindra & Mahindra Ltd.	73,232
780	Maruti Suzuki India Ltd.	75,129
29,134	Tata Motors Ltd. (a)	73,282
		437,366
	Banks – 14.3%
6,750	Axis Bank Ltd. (a)	75,733
2,245	HDFC Bank Ltd.	75,149
13,043	ICICI Bank Ltd.	75,405
3,008	IndusInd Bank Ltd.	77,290
3,824	Kotak Mahindra Bank Ltd.	73,665
17,145	State Bank of India (a)	79,383
20,230	Yes Bank Ltd.	80,336
		536,961
	Chemicals – 4.0%
3,473	Asian Paints Ltd.	74,834
5,466	UPL Ltd.	75,656
		150,490
	Construction & Engineering – 1.9%
3,664	Larsen & Toubro Ltd.	73,269
	Construction Materials – 4.0%
6,231	Grasim Industries Ltd.	77,169
1,300	UltraTech Cement Ltd.	75,032
		152,201
	Consumer Finance – 2.1%
1,801	Bajaj Finance Ltd.	78,644
	Diversified Telecommunication Services – 1.9%
16,166	Bharti Infratel Ltd.	73,135
	Electric Utilities – 2.0%
25,744	Power Grid Corp. of India Ltd.	73,544
	Food Products – 1.9%
1,649	Britannia Industries Ltd.	73,446
	Gas Utilities – 2.0%
14,644	GAIL India Ltd.	73,490
	Household Products – 2.0%
3,045	Hindustan Unilever Ltd.	75,023
	Independent Power and Renewable Electricity Producers – 2.0%
37,951	NTPC Ltd.	73,793
	Insurance – 2.0%
734	Bajaj Finserv Ltd.	74,561
Shares	Description	Value

	IT Services – 9.8%
4,986	HCL Technologies Ltd.	$78,268
6,877	Infosys Ltd.	73,843
2,548	Tata Consultancy Services Ltd.	73,623
6,479	Tech Mahindra Ltd.	72,567
19,613	Wipro Ltd.	72,138
		370,439
	Media – 2.0%
11,751	Zee Entertainment Enterprises Ltd.	75,569
	Metals & Mining – 8.0%
24,439	Hindalco Industries Ltd.	72,497
17,883	JSW Steel Ltd	75,649
9,857	Tata Steel Ltd.	74,132
29,385	Vedanta Ltd.	78,240
		300,518
	Oil, Gas & Consumable Fuels – 10.2%
13,485	Bharat Petroleum Corp., Ltd.	77,387
22,031	Coal India Ltd.	75,435
32,538	Indian Oil Corp., Ltd.	76,489
33,764	Oil & Natural Gas Corp., Ltd.	77,861
3,809	Reliance Industries Ltd.	74,956
		382,128
	Pharmaceuticals – 5.9%
9,700	Cipla Ltd.	74,058
1,857	Dr Reddy’s Laboratories Ltd.	74,528
10,798	Sun Pharmaceutical Industries Ltd.	74,639
		223,225
	Textiles, Apparel & Luxury Goods – 2.0%
4,635	Titan Co., Ltd.	76,398
	Thrifts & Mortgage Finance – 4.3%
2,579	Housing Development Finance Corp., Ltd.	73,275
7,029	Indiabulls Housing Finance Ltd.	87,082
		160,357
	Tobacco – 2.0%
17,137	ITC Ltd.	73,533
	Transportation Infrastructure – 2.1%
14,165	Adani Ports & Special Economic Zone Ltd.	77,322

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 2.0%
15,413	Bharti Airtel Ltd.	$74,111
	Total Investments – 100.0%	3,759,523
	(Cost $3,812,571) (b)
	Net Other Assets and Liabilities – 0.0%	437
	Net Assets – 100.0%	$3,759,960

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $268,098 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $321,146. The net unrealized depreciation was $53,048.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,759,523	$ 3,759,523	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
India	100.0%
Total Investments	100.0
Net Other Assets and Liabilities	0.0
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.2%
	Auto Components – 1.5%
50,201	Xinyi Glass Holdings Ltd.	$57,556
	Capital Markets – 3.0%
16,000	China Ding Yi Feng Holdings Ltd. (a)	47,083
2,000	Hong Kong Exchanges & Clearing Ltd.	69,708
		116,791
	Diversified Telecommunication Services – 2.4%
147,000	PCCW Ltd.	91,384
	Electric Utilities – 3.0%
7,500	CLP Holdings Ltd.	86,943
4,000	Power Assets Holdings Ltd.	27,746
		114,689
	Electronic Equipment, Instruments & Components – 5.4%
65,000	FIT Hon Teng Ltd. (b)	31,465
48,867	Kingboard Holdings Ltd.	173,370
		204,835
	Food Products – 6.9%
38,000	Vitasoy International Holdings Ltd.	183,950
73,228	WH Group Ltd. (b)	78,359
		262,309
	Gas Utilities – 7.1%
39,667	China Gas Holdings Ltd.	139,467
55,000	Hong Kong & China Gas Co., Ltd.	131,861
		271,328
	Hotels, Restaurants & Leisure – 3.9%
106,000	NagaCorp Ltd.	148,266
	Household Durables – 0.9%
5,167	Techtronic Industries Co., Ltd.	34,721
	Industrial Conglomerates – 4.0%
3,005	CK Hutchison Holdings Ltd.	31,562
55,381	NWS Holdings Ltd.	121,063
		152,625
	Insurance – 1.8%
6,800	AIA Group Ltd.	67,697
	Paper & Forest Products – 6.8%
133,301	Lee & Man Paper Manufacturing Ltd.	113,604
Shares	Description	Value

	Paper & Forest Products (Continued)
152,501	Nine Dragons Paper Holdings Ltd.	$145,314
		258,918
	Real Estate Management & Development – 37.3%
15,383	CK Asset Holdings Ltd.	136,782
11,500	Hang Lung Group Ltd.	36,917
15,300	Hang Lung Properties Ltd.	37,344
17,131	Henderson Land Development Co., Ltd.	108,897
12,000	Hysan Development Co., Ltd.	64,281
76,000	Jiayuan International Group Ltd.	40,179
32,942	Kerry Properties Ltd.	147,086
43,000	New World Development Co., Ltd.	71,320
52,934	Shimao Property Holdings Ltd.	165,546
50,478	Sino Land Co., Ltd.	97,613
6,101	Sun Hung Kai Properties Ltd.	104,689
10,817	Swire Pacific Ltd., Class A	139,175
32,899	Wharf Holdings (The) Ltd.	99,326
14,000	Wharf Real Estate Investment Co., Ltd.	104,243
10,027	Wheelock & Co., Ltd.	73,447
		1,426,845
	Semiconductors & Semiconductor Equipment – 0.8%
2,900	ASM Pacific Technology Ltd.	32,343
	Specialty Retail – 2.2%
46,500	L’Occitane International S.A.	86,248
	Textiles, Apparel & Luxury Goods – 3.2%
35,135	Yue Yuen Industrial Holdings Ltd.	120,847
	Total Common Stocks	3,447,402
	(Cost $3,091,956)
REAL ESTATE INVESTMENT TRUSTS – 9.7%
	Equity Real Estate Investment Trusts – 9.7%
206,040	Champion REIT	178,482
61,000	Hui Xian Real Estate Investment Trust	29,850

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
13,894	Link REIT	$162,481
	Total Real Estate Investment Trusts	370,813
	(Cost $245,526)
	Total Investments – 99.9%	3,818,215
	(Cost $3,337,482) (c)
	Net Other Assets and Liabilities – 0.1%	5,358
	Net Assets – 100.0%	$3,823,573

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At March 31, 2019, securities noted as such are valued at $47,083 or 1.2% of net assets.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $662,842 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $182,109. The net unrealized appreciation was $480,733.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Capital Markets	$ 116,791	$ 69,708	$ 47,083	$ —
Other industry categories*	3,330,611	3,330,611	—	—
Real Estate Investment Trusts*	370,813	370,813	—	—
Total Investments	$ 3,818,215	$ 3,771,132	$ 47,083	$—

*	See Portfolio of Investments for industry breakout.
Country Allocation†	% of Net Assets
Hong Kong	49.6%
Cayman Islands	30.4
Bermuda	17.6
Luxembourg	2.3
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.5%
	Air Freight & Logistics – 3.7%
36,679	Panalpina Welttransport Holding AG	$6,107,334
	Banks – 1.5%
1,621	Banque Cantonale Vaudoise	1,299,079
2,660	St Galler Kantonalbank AG	1,222,144
		2,521,223
	Capital Markets – 4.1%
102,933	Julius Baer Group Ltd.	4,158,669
47,668	Vontobel Holding AG	2,563,516
		6,722,185
	Chemicals – 6.6%
132,805	Clariant AG	2,791,472
1,582	Givaudan S.A.	4,041,786
28,922	Sika AG	4,040,221
		10,873,479
	Diversified Financial Services – 4.0%
84,772	Pargesa Holding S.A.	6,640,438
	Diversified Telecommunication Services – 4.2%
41,685	Sunrise Communications Group AG (a)	3,068,552
7,672	Swisscom AG	3,752,211
		6,820,763
	Electric Utilities – 3.6%
87,425	BKW AG	5,961,494
	Food Products – 7.1%
32	Chocoladefabriken Lindt & Spruengli AG	2,503,440
7,050	Emmi AG	6,202,159
30,106	Nestle S.A.	2,869,254
		11,574,853
	Health Care Equipment & Supplies – 1.9%
7,480	Sonova Holding AG	1,479,849
1,944	Straumann Holding AG	1,586,242
		3,066,091
	Insurance – 16.4%
17,743	Baloise Holding AG	2,931,181
10,455	Helvetia Holding AG	6,383,771
15,864	Swiss Life Holding AG	6,986,055
66,646	Swiss Re AG	6,510,995
12,295	Zurich Insurance Group AG	4,069,728
		26,881,730
	Life Sciences Tools & Services – 1.8%
9,432	Lonza Group AG	2,925,033
Shares	Description	Value

	Machinery – 15.6%
22,716	Bucher Industries AG	$7,596,714
6,109	Georg Fischer AG	5,564,512
435,226	OC Oerlikon Corp. AG	5,568,445
6,170	Schindler Holding AG	1,278,924
47,230	SFS Group AG	4,102,832
13,919	VAT Group AG (a)	1,463,539
		25,574,966
	Marine – 0.8%
9,507	Kuehne + Nagel International AG	1,304,199
	Pharmaceuticals – 6.7%
57,174	Novartis AG	5,499,498
19,740	Roche Holding AG	5,438,784
		10,938,282
	Professional Services – 6.7%
130,767	Adecco Group AG	6,975,991
70,816	DKSH Holding AG	4,082,188
		11,058,179
	Real Estate Management & Development – 3.3%
37,209	PSP Swiss Property AG	4,043,197
15,101	Swiss Prime Site AG	1,323,186
		5,366,383
	Specialty Retail – 1.7%
25,799	Dufry AG	2,710,093
	Textiles, Apparel & Luxury Goods – 7.2%
95,335	Cie Financiere Richemont S.A.	6,945,117
16,758	Swatch Group (The) AG	4,796,415
		11,741,532
	Transportation Infrastructure – 1.6%
14,783	Flughafen Zurich AG	2,697,536
	Total Investments – 98.5%	161,485,793
	(Cost $156,580,568) (b)
	Net Other Assets and Liabilities – 1.5%	2,393,740
	Net Assets – 100.0%	$163,879,533

(a)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,096,757 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,191,532. The net unrealized appreciation was $4,905,225.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 161,485,793	$ 161,485,793	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Switzerland	98.5%
Total Investments	98.5
Net Other Assets and Liabilities	1.5
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 93.5%
	Australia – 5.8%
3,334	Afterpay Touch Group Ltd. (b)	$49,595
1,313	Altium Ltd.	30,132
2,570	Appen Ltd.	40,657
29,627	Aveo Group	41,442
6,250	Bapcor Ltd.	24,497
7,623	Bingo Industries Ltd.	8,281
3,175	CSR Ltd.	7,485
941	HUB24 Ltd.	9,254
5,965	IPH Ltd.	29,818
475	JB Hi-Fi Ltd.	8,415
22,268	Mesoblast Ltd. (b)	22,689
27,754	nearmap Ltd. (b)	55,376
28,634	NRW Holdings Ltd.	48,389
6,414	OZ Minerals Ltd.	48,275
4,833	Sandfire Resources NL	23,713
12,048	Seven West Media Ltd. (b)	4,192
947	Sims Metal Management Ltd.	7,202
3,429	St. Barbara Ltd.	8,205
10,948	Vocus Group Ltd. (b)	28,685
3,878	Webjet Ltd.	40,064
		536,366
	Austria – 0.1%
749	AT&S Austria Technologie & Systemtechnik AG	12,855
	Belgium – 0.2%
697	Bekaert S.A.	16,372
	Bermuda – 0.9%
7,143	China Water Affairs Group Ltd.	7,461
2,657	Golden Ocean Group Ltd.	12,680
65,000	Huabao International Holdings Ltd.	32,956
54,733	K Wah International Holdings Ltd.	33,746
		86,843
	Canada – 9.3%
3,109	Advantage Oil & Gas Ltd. (b)	5,118
22,388	Alacer Gold Corp. (b)	60,814
1,866	Aphria, Inc. (b)	17,398
7,041	Athabasca Oil Corp. (b)	4,479
1,864	ATS Automation Tooling Systems, Inc. (b)	27,395
1,859	Canfor Corp. (b)	19,058
1,373	Canfor Pulp Products, Inc.	15,298
785	Capital Power Corp.	18,386
3,551	Cascades, Inc.	22,161
10,868	Centerra Gold, Inc. (b)	57,010
113	Colliers International Group, Inc.	7,549
1,073	Detour Gold Corp. (b)	10,069
103	FirstService Corp.	9,176
7,939	Fortuna Silver Mines, Inc. (b)	26,437
1,052	Genworth MI Canada, Inc.	31,874
2,741	Gibson Energy, Inc.	47,114
Shares	Description	Value

	Canada (Continued)
8,558	Hudbay Minerals, Inc.	$61,158
2,343	Interfor Corp. (b)	27,491
8,142	Ivanhoe Mines Ltd., Class A (b)	19,497
941	Linamar Corp.	33,743
4,243	Martinrea International, Inc.	38,418
784	Norbord, Inc.	21,601
14,352	OceanGold Corp.	45,107
1,020	Parex Resources, Inc. (b)	15,968
3,018	Peyto Exploration & Development Corp.	15,786
5,020	Precision Drilling Corp. (b)	11,908
1,680	Savaria Corp.	19,134
5,293	Secure Energy Services, Inc.	32,399
8,903	Tamarack Valley Energy Ltd. (b)	16,189
1,194	TFI International, Inc.	35,266
1,955	Transcontinental, Inc., Class A	24,475
5,144	Tricon Capital Group, Inc.	44,305
10,611	Western Forest Products, Inc.	14,610
546	WestJet Airlines Ltd.	7,939
		864,330
	Cayman Islands – 1.5%
10,000	HKBN Ltd.	15,924
48,928	Kingboard Laminates Holdings Ltd.	51,421
11,428	Texhong Textile Group Ltd.	17,411
292,858	Tongda Group Holdings Ltd.	32,457
51,428	Truly International Holdings Ltd. (b)	8,451
10,714	Value Partners Group Ltd.	8,326
		133,990
	Denmark – 0.3%
1,667	NKT A.S. (b)	29,531
	Finland – 0.8%
768	Cramo OYJ	15,102
3,120	Finnair OYJ	28,069
1,164	Valmet OYJ	29,457
		72,628
	France – 0.6%
15,483	CGG S.A. (b)	31,679
1,139	Neopost S.A.	27,266
		58,945
	Germany – 2.4%
163	AURELIUS Equity Opportunities SE & Co., KGaA	7,420
495	Aurubis AG	26,525
2,914	Borussia Dortmund GmbH & Co. KGaA	26,771
3,888	Deutz AG	32,536
2,340	ElringKlinger AG	15,907
113	Hypoport AG (b)	22,689
748	Kloeckner & Co., SE	5,500
421	Leoni AG	8,208

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
347	Salzgitter AG	$10,035
652	Suedzucker AG	8,316
550	Takkt AG	9,045
1,327	TLG Immobilien AG	39,953
338	Wacker Neuson SE	8,038
		220,943
	Greece – 0.8%
3,231	FF Group (b) (c) (d)	8,699
1,658	Motor Oil Hellas Corinth Refineries S.A.	38,499
2,617	Mytilineos Holdings S.A.	26,450
		73,648
	Hong Kong – 0.2%
7,858	Shanghai Industrial Holdings Ltd.	18,499
	Ireland – 0.1%
3,588	Greencore Group PLC	9,440
	Isle Of Man (U.K.) – 0.3%
5,449	Playtech PLC	30,844
	Israel – 1.8%
2,128	Airport City Ltd. (b)	30,855
135	Israel (The) Corp., Ltd.	30,797
15,605	Migdal Insurance & Financial Holding Ltd.	14,649
86,894	Oil Refineries Ltd. (b)	42,459
166	Paz Oil Co., Ltd.	24,777
1,433	Phoenix Holdings (The) Ltd.	7,424
1,193	Tower Semiconductor Ltd. (b)	19,541
		170,502
	Italy – 1.1%
403	ASTM S.p.A.	10,962
26,668	Fincantieri S.p.A.	32,787
20,303	Juventus Football Club S.p.A. (b)	34,618
12,138	Saras S.p.A.	22,480
		100,847
	Japan – 40.5%
200	Aica Kogyo Co., Ltd.	6,659
500	Aichi Steel Corp.	15,497
1,300	Arcland Sakamoto Co., Ltd.	17,583
900	Asahi Holdings, Inc.	16,257
1,800	ASAHI YUKIZAI CORP.	26,441
300	BML, Inc.	8,689
4,800	Broadleaf Co., Ltd.	25,206
700	Central Glass Co., Ltd.	15,348
200	Central Security Patrols Co., Ltd.	8,770
2,700	Citizen Watch Co., Ltd.	15,031
700	CKD Corp.	6,303
1,400	Computer Engineering & Consulting Ltd.	26,123
Shares	Description	Value

	Japan (Continued)
500	Comture Corp.	$16,422
400	Daido Steel Co., Ltd.	15,754
300	Daiho Corp.	8,757
3,000	Daikyonishikawa Corp.	27,502
700	Daio Paper Corp.	8,571
700	Daiwabo Holdings Co., Ltd.	40,233
1,300	Descente Ltd.	34,016
800	Dowa Holdings Co., Ltd.	26,274
2,700	Eagle Industry Co., Ltd.	29,453
1,300	ES-Con Japan Ltd.	8,563
800	Exedy Corp.	17,309
600	FCC Co., Ltd	12,673
1,700	Fuji Corp.	22,609
900	Fuji Soft, Inc.	35,568
3,700	Fujikura Ltd.	13,921
300	Fukushima Industries Corp.	9,623
1,300	Futaba Industrial Co., Ltd.	6,393
1,800	Geo Holdings Corp.	24,979
2,700	G-Tekt Corp.	37,273
700	Hamakyorex Co., Ltd.	26,843
300	Heiwado Co., Ltd.	6,380
500	HIS Co., Ltd.	18,361
300	Hitachi Transport System Ltd.	8,892
3,300	Hokuetsu Corp.	19,265
2,600	Hokuriku Electric Power Co. (b)	20,363
4,400	Hosiden Corp.	36,802
3,300	Iino Kaiun Kaisha Ltd.	11,106
1,800	Inabata & Co., Ltd.	24,443
700	Information Services International-Dentsu Ltd.	24,095
2,300	Ishihara Sangyo Kaisha Ltd.	23,409
800	Itochu Enex Co., Ltd.	6,439
500	Iwatani Corp.	16,038
300	JAC Recruitment Co., Ltd.	6,616
1,100	Jafco Co., Ltd.	39,353
1,000	Japan Aviation Electronics Industry Ltd.	13,904
1,600	Jeol Ltd.	28,758
1,800	Kanematsu Corp.	20,545
800	Kanto Denka Kogyo Co., Ltd.	5,385
2,100	Keihin Corp.	34,334
1,200	KH Neochem Co., Ltd.	28,909
400	Kintetsu World Express, Inc.	6,085
900	Kobe Bussan Co., Ltd.	34,106
2,900	Kobe Steel Ltd.	21,744
1,000	Kohnan Shoji Co., Ltd.	24,786
1,000	Konoike Transport Co., Ltd.	16,521
600	Krosaki Harima Corp.	29,992
400	Kusuri no Aoki Holdings Co., Ltd.	28,584
600	KYB Corp. (b)	14,714
2,300	Kyoei Steel Ltd.	32,747
600	Kyokuto Kaihatsu Kogyo Co., Ltd.	8,018
700	LEC, Inc.	8,924
2,800	LIXIL VIVA Corp.	35,471

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
2,700	Maeda Corp.	$26,749
400	Maeda Kosen Co., Ltd	8,803
800	Makino Milling Machine Co., Ltd.	32,915
200	Mani, Inc.	9,763
500	Maruwa Unyu Kikan Co., Ltd.	17,098
4,900	MCJ Co., Ltd.	35,767
2,000	Mirait Holdings Corp.	29,180
3,300	Mitsubishi Logisnext Co., Ltd.	35,879
1,400	Mitsui E&S Holdings Co., Ltd. (b)	13,188
300	Mitsui Sugar Co., Ltd.	7,379
2,300	Mitsui-Soko Holdings Co., Ltd.	37,790
1,800	Mixi, Inc.	41,545
1,000	Nagase & Co., Ltd.	14,337
1,500	NET One Systems Co., Ltd.	37,720
700	Nichiha Corp.	19,264
2,500	Nihon Nohyaku Co., Ltd.	10,060
2,700	Nikkiso Co., Ltd.	31,475
1,400	Nippo Corp.	26,072
600	Nippon Carbon Co., Ltd.	26,581
300	Nippon Electric Glass Co., Ltd.	7,945
500	Nippon Flour Mills Co., Ltd.	8,572
11,700	Nippon Light Metal Holdings Co., Ltd.	25,653
4,000	Nippon Sheet Glass Co., Ltd.	32,157
100	Nippon Shokubai Co., Ltd.	6,514
600	Nippon Soda Co., Ltd.	15,830
6,700	Nippon Suisan Kaisha Ltd.	51,083
9,000	Nippon Yakin Kogyo Co., Ltd.	20,383
500	Nishio Rent All Co., Ltd.	14,391
300	Nohmi Bosai Ltd.	4,897
2,000	NOK Corp.	31,093
700	Noritake Co., Ltd.	33,475
1,600	Noritsu Koki Co., Ltd.	35,557
300	Ohsho Food Service Corp.	18,975
1,300	Open Door, Inc. (b)	39,412
1,400	OPT Holding, Inc.	21,916
2,700	Pacific Industrial Co., Ltd.	37,907
800	Piolax, Inc.	15,368
2,000	Poletowin Pitcrew Holdings, Inc.	20,013
3,300	Press Kogyo Co., Ltd.	17,478
3,400	Pressance Corp.	42,243
1,300	Raito Kogyo Co., Ltd.	17,501
1,700	Rakus Co., Ltd.	30,954
1,000	Rengo Co., Ltd.	9,366
3,500	RENOVA, Inc. (b)	30,948
1,100	Ryobi Ltd.	24,654
400	S Foods, Inc.	14,617
300	SanBio Co., Ltd. (b)	7,731
200	Sanyo Chemical Industries Ltd.	9,239
500	Sanyo Denki Co., Ltd.	17,910
1,100	Sanyo Special Steel Co., Ltd.	22,520
3,100	SBS Holdings, Inc.	52,054
200	SEC Carbon Ltd.	17,486
Shares	Description	Value

	Japan (Continued)
900	Seiko Holdings Corp.	$21,398
3,200	Senko Group Holdings Co., Ltd.	26,534
2,600	Shinmaywa Industries Ltd.	32,280
500	Ship Healthcare Holdings, Inc.	20,504
2,900	Shizuoka Gas Co., Ltd.	22,006
400	Shoei Co., Ltd.	17,053
1,200	Showa Corp.	15,288
1,800	SKY Perfect JSAT Holdings, Inc.	7,471
3,800	Sodick Co., Ltd.	31,647
2,700	Solasto Corp.	30,355
500	Sotetsu Holdings, Inc.	15,361
3,300	Sourcenext Corp.	13,458
1,500	Sumitomo Forestry Co., Ltd.	20,802
200	Sumitomo Osaka Cement Co., Ltd.	7,868
500	Sumitomo Seika Chemicals Co., Ltd.	18,361
3,000	Sun Frontier Fudousan Co., Ltd.	32,049
2,600	Systena Corp.	28,198
2,900	Tachi-S Co., Ltd.	41,447
800	Taikisha Ltd.	24,289
900	Takara Bio, Inc.	20,845
2,300	Takara Holdings, Inc.	27,165
1,300	Takeuchi Manufacturing Co., Ltd.	22,838
400	Tamron Co., Ltd.	7,287
1,000	Toho Holdings Co., Ltd.	24,930
2,800	Toho Titanium Co., Ltd.	23,975
1,100	Toho Zinc Co., Ltd.	31,066
1,700	Tokai Rika Co., Ltd.	28,944
300	Token Corp.	19,435
900	Tokuyama Corp.	21,211
700	Tokyo Seimitsu Co., Ltd.	17,786
1,300	Tokyo Steel Manufacturing Co., Ltd.	11,284
900	Tokyu Construction Co., Ltd.	6,740
1,300	Topre Corp.	24,245
1,500	Towa Pharmaceutical Co., Ltd.	39,425
1,000	TPR Co., Ltd.	18,993
700	Trusco Nakayama Corp.	19,358
1,100	Trust Tech, Inc.	36,376
1,000	TS Tech Co., Ltd.	28,738
600	Tsubakimoto Chain Co.	21,384
3,600	Tsukui Corp.	22,608
300	UACJ Corp.	5,614
700	Ube Industries Ltd.	14,369
900	Ulvac, Inc.	25,986
2,300	Unipres Corp.	35,881
200	United Arrows Ltd.	6,957
1,400	UNITED, Inc.	19,163
400	Unizo Holdings Co., Ltd.	7,619
1,600	ValueCommerce Co., Ltd.	29,826
800	Vector, Inc.	10,091
800	Vision, Inc. (b)	37,102
1,600	Vital KSK Holdings, Inc.	15,765
500	WDB Holdings Co., Ltd.	13,940

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
800	YAMABIKO Corp.	$7,673
600	Yamato Kogyo Co., Ltd.	16,349
3,700	Yamazen Corp.	38,960
700	Yaoko Co., Ltd.	34,359
1,400	Yellow Hat Ltd.	18,392
200	Yuasa Trading Co., Ltd.	5,630
3,200	Yurtec Corp.	23,387
800	Zenrin Co., Ltd.	17,692
		3,768,896
	Jersey – 1.3%
18,760	Centamin PLC	21,771
13,389	Genel Energy PLC (b)	35,051
18,108	Highland Gold Mining Ltd.	43,207
462	Wizz Air Holdings PLC (b) (e)	18,112
		118,141
	Luxembourg – 0.5%
723	ADO Properties S.A. (e)	41,078
	Netherlands – 0.4%
668	ASM International N.V.	36,193
1,590	SRH N.V. (b) (c) (d)	0
		36,193
	Norway – 1.9%
1,254	Aker Solutions ASA (b)	6,333
1,068	Atea ASA	15,503
628	Austevoll Seafood ASA	7,427
16,767	DNO ASA	37,228
2,411	Entra ASA (e)	36,396
656	Grieg Seafood ASA	7,956
14,048	Kvaerner ASA	20,587
54,669	NEL ASA (b)	36,858
2,021	Wallenius Wilhelmsen ASA (b)	7,053
		175,341
	Portugal – 0.2%
16,708	Sonae SGPS S.A.	17,280
	Singapore – 1.1%
35,200	Hi-P International Ltd.	39,739
18,300	Wing Tai Holdings Ltd.	27,411
32,000	Yanlord Land Group Ltd.	32,112
		99,262
	South Korea – 14.1%
314	AK Holdings, Inc.	14,080
693	Amicogen, Inc. (b)	19,567
2,215	Asiana Airlines, Inc. (b)	6,849
3,066	BGF Co., Ltd.	22,095
888	Cheil Worldwide, Inc.	18,932
582	Daelim Industrial Co., Ltd.	49,427
432	Daou Technology, Inc.	8,049
2,433	DB HiTek Co., Ltd.	26,793
192	Dentium Co., Ltd.	10,335
129	Dongwon F&B Co., Ltd.	29,037
Shares	Description	Value

	South Korea (Continued)
128	Dongwon Industries Co., Ltd.	$26,274
282	Doosan Corp.	23,005
1,961	Doosan Infracore Co., Ltd. (b)	12,180
675	Ecopro Co., Ltd. (b)	16,294
456	F&F Co., Ltd.	32,379
1,070	Fila Korea Ltd.	73,527
48	GS Home Shopping, Inc.	7,565
258	Handsome Co., Ltd.	10,126
853	Hanjin Kal Corp.	19,313
2,488	Hanwha Chemical Corp.	45,810
911	Harim Holdings Co., Ltd.	9,310
2,098	HDC Holdings Co., Ltd.	35,025
770	Huchems Fine Chemical Corp.	15,127
3,383	Hwaseung Enterprise Co., Ltd.	35,019
98	Hyundai Department Store Co., Ltd.	8,720
173	Hyundai Home Shopping Network Corp.	16,613
788	Hyundai Livart Furniture Co., Ltd.	14,266
743	Hyundai Mipo Dockyard	38,489
1,878	Il Dong Pharmaceutical Co., Ltd.	35,985
1,246	IS Dongseo Co., Ltd.	34,468
1,593	JB Financial Group Co., Ltd.	7,817
218	JW Pharmaceutical Corp.	7,346
518	JYP Entertainment Corp.	14,055
1,592	Korea Line Corp. (b)	29,663
260	Korea Petro Chemical Ind. Co., Ltd.	35,962
17,216	Korea Real Estate Investment & Trust Co., Ltd.	39,434
390	Kumho Petrochemical Co., Ltd.	32,709
1,107	LF Corp.	24,381
926	LOTTE Fine Chemical Co., Ltd.	35,976
47	Lotte Food Co., Ltd.	26,293
288	LOTTE Himart Co., Ltd.	12,991
281	LS Corp.	12,947
423	Mezzion Pharma Co., Ltd. (b)	51,575
4,553	Moorim P&P Co., Ltd.	22,783
263	OCI Co., Ltd.	21,525
908	Poongsan Corp.	23,118
330	Samjin Pharmaceutical Co., Ltd.	11,091
525	SFA Engineering Corp.	20,027
211	Shinsegae International, Inc.	55,673
573	SK Discovery Co., Ltd.	13,377
571	SM Entertainment Co., Ltd. (b)	19,820
28	Taekwang Industrial Co., Ltd.	39,912
3,026	Taeyoung Engineering & Construction Co., Ltd.	33,056
243	Youngone Corp.	6,979
		1,313,169
	Spain – 0.5%
3,408	Ence Energia y Celulosa S.A.	18,962
533	Let’s GOWEX S.A. (b) (c) (d) (f)	0

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Spain (Continued)
1,186	Mediaset Espana Comunicacion S.A.	$8,855
8,858	Sacyr S.A.	22,407
		50,224
	Sweden – 1.4%
2,113	Bravida Holding AB (e)	18,625
123	Evolution Gaming Group AB (e)	9,691
628	Hemfosa Fastigheter AB	5,508
6,594	Klovern AB, B Shares	9,043
4,711	Kungsleden AB	37,496
2,314	Scandic Hotels Group AB (e)	20,658
2,161	Wihlborgs Fastigheter AB	29,454
		130,475
	Switzerland – 0.6%
4,855	GAM Holding AG	15,163
231	Huber + Suhner AG	16,680
4	Interroll Holding AG	8,114
474	Swissquote Group Holding S.A.	17,280
		57,237
	United Kingdom – 4.6%
1,118	Blue Prism Group PLC (b)	24,143
9,483	Crest Nicholson Holdings PLC	45,699
2,905	Dairy Crest Group PLC	23,496
3,561	Dart Group PLC	36,803
8,553	Drax Group PLC	42,153
80,303	EnQuest PLC (b)	19,893
13,268	Ferrexpo PLC	42,788
658	Galliford Try PLC	5,712
703	Games Workshop Group PLC	28,797
1,355	Greene King PLC	11,743
856	Hunting PLC	6,628
10,629	John Laing Group PLC (e)	52,606
1,308	Keller Group PLC	10,511
15,954	Learning Technologies Group PLC	14,670
16,687	Pets at Home Group PLC	34,470
3,414	Redrow PLC (b)	26,724
3,320	Sole Realisation Co., PLC (b) (c) (d)	0
		426,836
	United States – 0.2%
9,101	Gran Tierra Energy, Inc. (b)	20,703
	Total Common Stocks	8,691,418
	(Cost $9,595,412)
REAL ESTATE INVESTMENT TRUSTS (a) – 5.7%
	Australia – 1.1%
10,530	Abacus Property Group	27,814
9,231	Growthpoint Properties Australia Ltd.	27,201
14,334	National Storage REIT	17,964
Shares	Description	Value

	Australia (Continued)
16,322	Viva Energy REIT	$29,437
		102,416
	Canada – 1.1%
1,906	Artis Real Estate Investment Trust	15,846
3,769	Dream Global Real Estate Investment Trust	39,965
1,009	Granite Real Estate Investment Trust	48,209
		104,020
	Germany – 0.3%
1,750	alstria Office REIT-AG	28,464
	Ireland – 0.7%
24,689	Green REIT PLC	41,542
15,753	Hibernia REIT PLC	23,609
		65,151
	Singapore – 0.6%
51,900	Mapletree North Asia Commercial Trust	50,550
	Spain – 0.3%
3,401	Lar Espana Real Estate Socimi S.A.	28,384
	United Kingdom – 1.6%
34,233	Hansteen Holdings PLC	43,428
14,941	LondonMetric Property PLC	38,862
18,010	Tritax Big Box REIT PLC	33,684
2,231	UNITE Group (The) PLC	26,660
677	Workspace Group PLC	8,606
		151,240
	Total Real Estate Investment Trusts	530,225
	(Cost $529,894)
	Total Investments – 99.2%	9,221,643
	(Cost $10,125,306) (g)
	Net Other Assets and Liabilities – 0.8%	75,337
	Net Assets – 100.0%	$9,296,980

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At March 31, 2019, securities noted as such are valued at $8,699 or 0.1% of net assets.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
(d)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(e)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	This issuer has filed for protection in bankruptcy court.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $598,747 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,502,410. The net unrealized depreciation was $903,663.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Greece	$ 73,648	$ 64,949	$ —	$ 8,699
Netherlands	36,193	36,193	—	—**
Spain	50,224	50,224	—	—**
United Kingdom	426,836	426,836	—	—**
Other Country Categories*	8,104,517	8,104,517	—	—
Real Estate Investment Trusts*	530,225	530,225	—	—
Total Investments	$ 9,221,643	$ 9,212,944	$—	$ 8,699

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.
Sector Allocation	% of Total Long-Term Investments
Industrials	22.8%
Materials	17.3
Consumer Discretionary	17.0
Real Estate	11.2
Information Technology	10.4
Energy	5.2
Health Care	4.7
Consumer Staples	4.1
Communication Services	3.7
Financials	2.1
Utilities	1.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
JPY	40.9%
KRW	14.3
CAD	10.7
EUR	8.9
GBP	8.0
AUD	6.9
HKD	2.5
NOK	2.0
ILS	1.9
SGD	1.6
SEK	1.4
CHF	0.6
DKK	0.3
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.5%
	Bermuda – 2.0%
1,596,294	China Oriental Group Co., Ltd.	$1,002,520
736,317	Haitong International Securities Group Ltd.	289,839
2,523,121	Sihuan Pharmaceutical Holdings Group Ltd.	610,695
2,313,698	Sinopec Kantons Holdings Ltd. (b)	1,052,223
325,091	Yuexiu Transport Infrastructure Ltd.	264,630
		3,219,907
	Brazil – 10.0%
83,373	Bradespar S.A. (Preference Shares)	679,275
105,821	Cia de Saneamento de Minas Gerais-Copasa	1,650,552
192,466	Cia Paranaense de Energia, Class B (Preference Shares)	1,789,307
330,890	Cia Siderurgica Nacional S.A. (c)	1,373,303
122,636	Ez Tec Empreendimentos e Participacoes S.A.	839,426
153,075	Grendene S.A.	327,625
80,668	Light S.A.	423,392
645,468	Metalurgica Gerdau S.A. (Preference Shares)	1,172,124
3,067,517	Oi S.A. (c)	1,190,858
310,995	QGEP Participacoes S.A.	1,215,274
84,451	SLC Agricola S.A.	885,632
198,112	Sul America S.A.	1,507,844
203,290	Tupy S.A.	940,814
138,666	Unipar Carbocloro S.A.	1,351,125
123,819	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	317,505
		15,664,056
	Cayman Islands – 16.2%
7,764,035	Anton Oilfield Services Group (c)	1,216,538
1,250,610	Asia Cement China Holdings Corp.	1,231,500
949,516	Ausnutria Dairy Corp Ltd.	1,267,642
7,340,834	Bosideng International Holdings Ltd.	1,795,477
1,818,516	China Lesso Group Holdings Ltd.	1,176,831
11,550	China Metal Recycling Holdings Ltd. (c) (d) (e)	0
2,673,873	China SCE Group Holdings Ltd.	1,393,148
562,243	China Tian Lun Gas Holdings Ltd. (b)	645,330
990,249	CIMC Enric Holdings Ltd.	1,015,485
1,868,817	Dongyue Group Ltd.	1,297,467
Shares	Description	Value

	Cayman Islands (Continued)
11,009,537	GCL-Poly Energy Holdings Ltd. (b) (c)	$771,374
122,109	General Interface Solution Holding Ltd.	455,623
803,847	Kaisa Group Holdings Ltd.	364,549
1,781,104	Kasen International Holdings Ltd.	1,195,730
563,863	KWG Group Holdings Ltd.	680,231
2,393,821	Lonking Holdings Ltd.	774,566
584,188	Microport Scientific Corp.	549,215
16,912	Pharmally International Holding Co., Ltd.	130,871
2,431,837	Powerlong Real Estate Holdings Ltd.	1,273,237
876,343	Tianneng Power International Ltd.	788,156
483,339	Times China Holdings Ltd.	1,002,396
450,931	TPK Holding Co., Ltd.	851,517
2,462,261	VSTECS Holdings Ltd. (b)	1,433,453
453,686	Yihai International Holding Ltd.	2,019,927
1,269,943	Yuzhou Properties Co., Ltd.	766,824
461,953	Zhen Ding Technology Holding Ltd.	1,434,399
		25,531,486
	Chile – 1.0%
1,810,161	AES Gener S.A.	485,455
51,405	CAP S.A.	610,359
29,358	Inversiones La Construccion S.A.	515,541
		1,611,355
	China – 3.5%
1,405,945	Beijing Capital Land Ltd., Class H	537,307
1,274,316	China BlueChemical Ltd., Class H	413,953
2,778,069	China Suntien Green Energy Corp., Ltd., Class H	849,351
2,598,838	Huaneng Renewables Corp., Ltd., Class H	721,720
300,156	Livzon Pharmaceutical Group Inc., Class H	1,043,861
1,272,155	Shandong Chenming Paper Holdings Ltd., Class H	818,398
2,530,745	Sinotrans Ltd., Class H	1,086,454
		5,471,044
	Hong Kong – 3.7%
350,263	BYD Electronic International Co., Ltd.	451,552
576,078	China Everbright Ltd.	1,141,889
800,587	China Overseas Grand Oceans Group Ltd.	435,481
1,159,862	China Power International Development Ltd.	296,986
7,884,606	China South City Holdings Ltd.	1,265,563

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
2,194,241	Poly Property Group Co., Ltd.	$855,340
3,479,748	Shougang Fushan Resources Group Ltd.	797,909
1,170,016	Sino-Ocean Group Holding Ltd.	512,724
		5,757,444
	India – 3.2%
715,905	Adani Enterprises Ltd.	1,516,551
66,521	Graphite India Ltd.	429,134
11,178	HEG Ltd.	337,801
1,064,885	Indiabulls Real Estate Ltd. (c)	1,417,285
190,474	Jindal Steel & Power Ltd. (c)	494,091
66,263	Reliance Capital Ltd.	195,608
186,869	Reliance Infrastructure Ltd.	369,557
63,747	Sterlite Technologies Ltd.	201,018
		4,961,045
	Indonesia – 5.7%
18,195,552	Aneka Tambang Tbk	1,130,833
3,559,085	Bukit Asam Tbk PT	1,049,730
9,983,922	Bumi Serpong Damai Tbk PT (c)	985,071
8,007,942	Erajaya Swasembada Tbk PT	995,369
6,863,952	Indika Energy Tbk PT	879,685
297,398	Indo Tambangraya Megah Tbk PT	499,666
1,719,830	Jasa Marga Persero Tbk PT	721,628
10,982,317	Kresna Graha Investama Tbk PT (c)	466,594
7,687,625	Medco Energi Internasional Tbk PT (c)	480,477
9,549,840	Media Nusantara Citra Tbk PT	502,976
2,520,535	PP Persero Tbk PT	368,168
21,473,809	Waskita Beton Precast Tbk PT	606,213
2,261,065	Waskita Karya Persero Tbk PT	315,184
		9,001,594
	Jersey – 0.5%
5,493,112	West China Cement Ltd.	727,755
	Malaysia – 2.8%
1,888,300	AirAsia Group Bhd	1,230,344
983,800	DRB-Hicom Bhd	457,861
4,236,700	Hibiscus Petroleum Bhd (c)	1,110,415
312,600	QL Resources Bhd	526,807
840,600	Serba Dinamik Holdings Bhd	776,255
677,100	Supermax Corp. Bhd	243,806
		4,345,488
	Mexico – 2.4%
417,809	Banco del Bajio S.A. (f)	829,796
108,439	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	611,351
250,496	Megacable Holdings S.A.B. de C.V.	1,161,739
290,111	Qualitas Controladora S.A.B. de C.V.	713,535
Shares	Description	Value

	Mexico (Continued)
40,958	Regional S.A.B. de C.V.	$206,307
102,285	Unifin Financiera S.A.B. de C.V. SOFOM ENR	220,429
		3,743,157
	Poland – 4.2%
59,854	Asseco Poland S.A.	809,091
102,797	Bank Millennium S.A. (c)	239,362
19,093	Dino Polska S.A. (c) (f)	601,722
475,426	Enea S.A. (c)	1,083,497
607,964	Energa S.A. (c)	1,366,549
71,818	Jastrzebska Spolka Weglowa S.A. (c)	1,141,037
214,154	Orange Polska S.A. (c)	286,141
2,148,831	Tauron Polska Energia S.A. (c)	1,132,790
		6,660,189
	Russia – 1.1%
508,578,635	Federal Grid Co. Unified Energy System PJSC	1,271,931
483,062	Rostelecom PJSC	533,823
		1,805,754
	South Africa – 3.2%
141,940	African Rainbow Minerals Ltd.	1,669,391
114,648	Dis-Chem Pharmacies Ltd. (f)	192,606
132,747	Impala Platinum Holdings Ltd. (c)	561,211
210,278	MMI Holdings Ltd.	241,775
11,096	Santam Ltd.	231,644
273,717	Super Group Ltd. (c)	631,330
282,650	Telkom S.A. SOC Ltd.	1,428,456
		4,956,413
	Taiwan – 20.8%
935,790	Acer, Inc.	599,661
14,368	ASMedia Technology, Inc.	263,394
851,485	China Airlines Ltd.	272,404
3,485,060	China Man-Made Fiber Corp.	1,130,760
921,199	China Motor Corp.	851,841
1,129,209	China Petrochemical Development Corp. (c)	443,323
405,465	Chong Hong Construction Co., Ltd.	1,184,012
2,725,339	Chung Hung Steel Corp. (c)	1,008,058
415,633	Compal Electronics, Inc.	258,249
653,626	Compeq Manufacturing Co., Ltd.	502,618
1,605,714	Eva Airways Corp.	786,693
252,440	Everlight Electronics Co., Ltd.	255,958
90,949	FLEXium Interconnect, Inc.	273,846
422,885	Formosa Taffeta Co., Ltd.	504,929
490,220	Gigabyte Technology Co., Ltd.	780,967
1,036,344	Grand Pacific Petrochemical	805,322
208,641	Great Wall Enterprise Co., Ltd.	238,965
5,229,902	HannStar Display Corp.	1,157,279
488,194	Highwealth Construction Corp.	804,668

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
523,915	Hsin Kuang Steel Co., Ltd.	$555,015
969,980	HTC Corp. (c)	1,257,303
519,882	Hung Sheng Construction Ltd.	500,981
1,437,266	Inventec Corp.	1,093,554
772,178	King Yuan Electronics Co., Ltd.	657,669
372,397	Long Chen Paper Co., Ltd.	206,011
1,237,917	Macronix International	839,456
51,986	Makalot Industrial Co., Ltd.	364,335
831,996	Mitac Holdings Corp.	851,689
1,073,422	Nantex Industry Co., Ltd.	1,151,071
52,158	Novatek Microelectronics Corp.	335,078
925,258	Oriental Union Chemical Corp.	783,545
244,227	Pou Chen Corp.	297,553
94,557	Powertech Technology, Inc.	223,350
115,829	Realtek Semiconductor Corp.	683,989
708,817	Ruentex Development Co., Ltd.	1,071,718
419,982	Ruentex Industries Ltd.	1,102,401
2,510,352	Shinkong Synthetic Fibers Corp.	1,136,238
92,444	Sinbon Electronics Co., Ltd.	310,441
736,094	TA Chen Stainless Pipe Co., Ltd.	1,085,494
2,128,712	Taiwan Business Bank	828,817
781,757	Tatung Co., Ltd. (c)	616,366
373,280	Tong Yang Industry Co., Ltd.	479,007
1,571,318	Unimicron Technology Corp.	1,509,093
1,916,357	Walsin Lihwa Corp.	1,097,442
2,715,943	Winbond Electronics Corp.	1,299,789
362,956	Yulon Motor Co., Ltd.	229,052
		32,689,404
	Thailand – 8.1%
119,400	AEON Thana Sinsap Thailand PCL	686,639
3,666,700	AP Thailand PCL	814,565
863,100	B Grimm Power PCL	849,909
236,600	Bangchak Corp. PCL	240,440
802,300	Bangkok Chain Hospital PCL	429,781
5,874,500	Chularat Hospital PCL	351,711
6,237,100	CK Power PCL	966,962
1,853,600	Com7 PCL, Class F	1,045,516
2,139,100	Esso Thailand PCL	741,456
1,588,600	Golden Land Property Development PCL	417,987
5,452,200	Italian-Thai Development PCL (c)	377,969
1,503,000	Jasmine International PCL	255,749
691,200	Muangthai Capital PCL	958,336
1,200,700	Plan B Media PCL	240,253
1,251,810	Siam Global House PCL	682,411
2,690,900	Siamgas & Petrochemicals PCL	780,094
670,200	Sino-Thai Engineering & Construction PCL	508,959
2,034,900	Sri Trang Agro-Industry PCL	820,757
2,239,600	Star Petroleum Refining PCL	769,234
343,300	Supalai PCL	204,455
Shares	Description	Value

	Thailand (Continued)
310,700	Thanachart Capital PCL	$533,580
		12,676,763
	Turkey – 9.1%
7,174,224	Dogan Sirketler Grubu Holding A.S. (c)	1,466,885
1,171,747	Enerjisa Enerji A.S. (f)	1,084,426
406,193	Haci Omer Sabanci Holding A.S.	571,169
853,011	ICBC Turkey Bank A.S. (c)	566,073
1,145,048	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D (c)	492,891
171,671	Pegasus Hava Tasimaciligi A.S. (c)	837,495
289,651	Petkim Petrokimya Holding A.S.	235,856
1,118,063	Soda Sanayii A.S.	1,503,986
247,702	TAV Havalimanlari Holding A.S.	1,036,923
358,380	Tekfen Holding A.S.	1,448,818
1,441,517	Trakya Cam Sanayii A.S.	858,369
694,899	Turkiye Halk Bankasi A.S.	795,167
1,051,787	Turkiye Is Bankasi A.S., Class C	1,037,544
1,326,736	Turkiye Sise ve Cam Fabrikalari A.S.	1,387,296
1,226,621	Turkiye Vakiflar Bankasi TAO, Class D	996,609
		14,319,507
	Total Common Stocks	153,142,361
	(Cost $149,746,191)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.4%
	South Africa – 1.6%
1,177,561	Attacq Ltd.	1,171,134
2,651,647	SA Corporate Real Estate Ltd.	668,942
542,948	Vukile Property Fund Ltd.	752,592
		2,592,668
	Turkey – 0.8%
4,328,585	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	1,187,828
	Total Real Estate Investment Trusts	3,780,496
	(Cost $5,313,756)
MONEY MARKET FUNDS – 0.1%
105,193	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.42% (g) (h)	105,193
	(Cost $105,193)

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.6%
$605,740	BNP Paribas S.A., 2.50% (g), dated 3/29/19, due 4/1/19, with a maturity value of $605,866. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 2/15/24. The value of the collateral including accrued interest is $618,134. (h)	$605,740
399,042	JPMorgan Chase & Co., 2.50% (g), dated 3/29/19, due 4/1/19, with a maturity value of $399,125. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 7/31/23. The value of the collateral including accrued interest is $407,270. (h)	399,042
	Total Repurchase Agreements	1,004,782
	(Cost $1,004,782)
	Total Investments – 100.6%	158,032,832
	(Cost $156,169,922) (i)
	Net Other Assets and Liabilities – (0.6)%	(883,049)
	Net Assets – 100.0%	$157,149,783

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $1,013,321 and the total value of the collateral held by the Fund is $1,109,975.
(c)	Non-income producing security.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At March 31, 2019, securities noted as such are valued at $0 or 0.0% of net assets.
(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Rate shown reflects yield as of March 31, 2019.
(h)	This security serves as collateral for securities on loan.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $18,763,486 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $16,900,576. The net unrealized appreciation was $1,862,910.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 25,531,486	$ 25,531,486	$ —	$ —**
Thailand	12,676,763	—	12,676,763	—
Other Country Categories*	114,934,112	114,934,112	—	—
Real Estate Investment Trusts*	3,780,496	3,780,496	—	—
Money Market Funds	105,193	105,193	—	—
Repurchase Agreements	1,004,782	—	1,004,782	—
Total Investments	$ 158,032,832	$ 144,351,287	$ 13,681,545	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Sector Allocation	% of Total Long-Term Investments
Materials	17.8%
Information Technology	13.1
Real Estate	12.9
Industrials	12.7
Utilities	9.0
Consumer Discretionary	8.9
Financials	8.8
Energy	7.4
Consumer Staples	3.7
Communication Services	3.6
Health Care	2.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
HKD	23.9%
TWD	22.5
BRL	9.9
TRY	9.8
THB	8.0
IDR	5.7
ZAR	4.8
PLN	4.2
INR	3.1
MYR	2.8
MXN	2.4
RUB	1.2
CLP	1.0
USD	0.7
Total	100.0%

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 95.5%
	Austria – 2.5%
2,148	ANDRITZ AG	$92,140
6,691	OMV AG	363,047
13,055	Raiffeisen Bank International AG	293,035
16,180	Telekom Austria AG	117,612
13,696	voestalpine AG	415,890
		1,281,724
	Belgium – 3.9%
720	Ackermans & van Haaren N.V.	108,630
4,661	Ageas	224,825
3,889	Elia System Operator S.A./N.V.	272,655
15,732	Proximus S.A.D.P.	453,714
2,513	Sofina S.A.	488,807
934	Solvay S.A.	100,979
4,183	UCB S.A.	359,241
		2,008,851
	Finland – 3.6%
19,995	Fortum OYJ	408,888
7,068	Metso OYJ	243,089
7,579	Neste OYJ	807,665
6,551	Stora Enso OYJ, Class R	80,063
9,579	UPM-Kymmene OYJ	279,376
		1,819,081
	France – 23.7%
12,203	Accor S.A.	494,299
1,113	Aeroports de Paris	215,243
3,654	Alten S.A.	391,033
3,034	Arkema S.A.	288,812
29,011	Bollore S.A.	131,084
5,798	Bouygues S.A.	207,149
5,959	Casino Guichard Perrachon S.A. (b)	258,356
11,622	Cie de Saint-Gobain	421,225
4,193	Cie Generale des Etablissements Michelin SCA	495,749
6,645	Cie Plastic Omnium S.A.	176,884
10,397	CNP Assurances	228,825
838	Dassault Systemes SE	124,789
13,149	Edenred	598,403
1,122	Eiffage S.A.	107,812
17,043	Engie S.A.	253,887
847	EssilorLuxottica S.A.	92,523
6,362	Eurazeo SE	478,150
5,301	Eutelsat Communications S.A.	92,734
4,164	Faurecia S.A.	175,068
189	Hermes International	124,705
1,919	Iliad S.A.	192,661
3,394	Imerys S.A.	169,193
2,981	Ipsen S.A.	408,629
4,071	Lagardere SCA	104,667
1,417	LVMH Moet Hennessy Louis Vuitton SE	521,203
15,715	Orange S.A.	255,610
23,229	Peugeot S.A.	566,482
Shares	Description	Value

	France (Continued)
7,243	Renault S.A.	$478,634
4,471	Safran S.A.	613,126
2,732	Sartorius Stedim Biotech	345,996
13,490	SCOR SE	574,426
8,758	Societe Generale S.A.	253,221
17,634	Suez	233,613
1,992	Teleperformance	357,971
3,528	Thales S.A.	422,467
9,664	TOTAL S.A.	536,826
3,466	Ubisoft Entertainment S.A. (c)	308,550
8,657	Valeo S.A.	251,029
4,868	Vivendi S.A.	141,049
		12,092,083
	Germany – 29.2%
7,727	1&1 Drillisch AG	275,115
1,023	adidas AG	248,559
1,686	Allianz SE	375,001
4,229	BASF SE	310,867
5,642	Bayer AG	364,545
6,944	Bayerische Motoren Werke AG	535,523
6,170	Bechtle AG	571,345
8,121	Brenntag AG	418,137
4,466	Carl Zeiss Meditec AG	372,975
12,025	Commerzbank AG (c)	93,074
2,879	Continental AG	433,401
7,724	Covestro AG (d)	424,729
9,928	Daimler AG	581,894
25,501	Deutsche Lufthansa AG	559,671
10,447	Deutsche Wohnen SE	506,609
6,997	Evonik Industries AG	190,571
2,102	GRENKE AG	204,314
4,434	Hannover Rueck SE	636,651
4,809	HeidelbergCement AG	346,111
6,740	Hella GmbH & Co., KGaA	296,375
2,039	KION Group AG	106,563
4,222	LEG Immobilien AG	518,358
7,994	METRO AG	132,626
1,668	MTU Aero Engines AG	377,584
3,426	Nemetschek SE	584,154
3,150	OSRAM Licht AG	108,408
9,304	Porsche Automobil Holding SE (Preference Shares)	583,833
519	Rational AG	320,204
10,157	RWE AG	272,307
2,316	Sartorius AG (Preference Shares)	397,230
39,209	Schaeffler AG (Preference Shares)	318,787
2,047	Siltronic AG	180,575
5,034	Sixt SE	525,443
26,323	TAG Immobilien AG	649,612
8,142	Uniper SE	245,594
7,945	United Internet AG	289,917
3,559	Volkswagen AG (Preference Shares)	560,201
10,259	Vonovia SE	531,901

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
997	Wacker Chemie AG	$85,892
2,890	Wirecard AG	362,116
		14,896,772
	Ireland – 0.9%
3,830	CRH PLC	118,792
1,133	Kerry Group PLC, Class A	126,459
16,452	Ryanair Holdings PLC (c)	215,278
		460,529
	Italy – 10.7%
144,378	A2A S.p.A.	263,422
22,554	Amplifon S.p.A.	438,954
30,180	Buzzi Unicem S.p.A	617,335
3,988	De’ Longhi S.p.A.	107,633
48,922	Enel S.p.A.	313,026
26,513	Eni S.p.A.	468,539
37,489	FinecoBank Banca Fineco S.p.A.	493,075
40,239	Hera S.p.A.	145,525
3,827	Interpump Group S.p.A.	124,839
2,909	Moncler S.p.A.	117,213
81,328	Saipem S.p.A. (c)	430,148
42,322	Societa Iniziative Autostradali e Servizi S.p.A.	733,009
1,031,761	Telecom Italia S.p.A. (c)	641,650
33,299	UniCredit S.p.A.	426,872
53,164	UnipolSai Assicurazioni S.p.A.	143,367
		5,464,607
	Luxembourg – 2.6%
10,932	APERAM S.A.	311,357
20,135	ArcelorMittal	407,866
24,176	Grand City Properties S.A.	583,067
		1,302,290
	Netherlands – 9.7%
77,253	Aegon N.V.	371,245
998	Airbus SE	131,990
10,514	ASR Nederland N.V.	437,560
3,733	EXOR N.V.	242,456
15,272	GrandVision N.V. (d)	330,635
8,048	IMCD N.V.	612,539
16,393	Koninklijke Ahold Delhaize N.V.	436,275
4,731	Koninklijke DSM N.V.	515,628
14,041	NN Group N.V.	583,241
19,601	OCI N.V. (c)	538,692
6,621	QIAGEN N.V. (c)	268,416
4,840	Signify N.V. (d)	129,488
6,885	STMicroelectronics N.V.	101,793
4,021	Wolters Kluwer N.V.	273,791
		4,973,749
	Portugal – 1.3%
25,260	Galp Energia SGPS S.A.	404,629
Shares	Description	Value

	Portugal (Continued)
51,172	Navigator (The) Co., S.A.	$234,201
		638,830
	Spain – 7.4%
6,913	Acciona S.A.	770,037
26,280	Acerinox S.A.	260,423
14,711	ACS Actividades de Construccion y Servicios S.A.	646,221
12,469	Almirall S.A.	212,604
4,046	Amadeus IT Group S.A.	324,056
9,758	Cia de Distribucion Integral Logista Holdings S.A.	229,867
12,009	CIE Automotive S.A.	323,037
11,598	Endesa S.A.	295,849
17,028	Iberdrola S.A.	149,486
4,591	Naturgy Energy Group S.A.	128,388
25,149	Repsol S.A.	430,498
		3,770,466
	Total Common Stocks	48,708,982
	(Cost $53,224,878)
REAL ESTATE INVESTMENT TRUSTS (a) – 4.3%
	France – 2.4%
3,607	Covivio	382,766
2,251	Gecina S.A.	332,803
14,140	Klepierre S.A.	494,563
		1,210,132
	Spain – 1.9%
36,175	Inmobiliaria Colonial Socimi S.A.	371,909
46,180	Merlin Properties Socimi S.A.	604,275
		976,184
	Total Real Estate Investment Trusts	2,186,316
	(Cost $2,356,939)
MONEY MARKET FUNDS – 0.0%
18,754	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.42% (e) (f)	18,754
	(Cost $18,754)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.3%
$107,992	BNP Paribas S.A., 2.50% (e), dated 3/29/19, due 4/1/19, with a maturity value of $108,014. Collateralized by U.S. Treasury Note, interest rate of 2.75%, due 2/15/24. The value of the collateral including accrued interest is $110,201. (f)	107,992

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$71,141	JPMorgan Chase & Co., 2.50% (e), dated 3/29/19, due 4/1/19, with a maturity value of $71,156. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 7/31/23. The value of the collateral including accrued interest is $72,608. (f)	$71,141
	Total Repurchase Agreements	179,133
	(Cost $179,133)
	Total Investments – 100.1%	51,093,185
	(Cost $55,779,704) (g)
	Net Other Assets and Liabilities – (0.1)%	(65,585)
	Net Assets – 100.0%	$51,027,600

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation Table.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $191,892 and the total value of the collateral held by the Fund is $197,887.
(c)	Non-income producing security.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Rate shown reflects yield as of March 31, 2019.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,982,028 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,668,547. The net unrealized depreciation was $4,686,519.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 48,708,982	$ 48,708,982	$ —	$ —
Real Estate Investment Trusts*	2,186,316	2,186,316	—	—
Money Market Funds	18,754	18,754	—	—
Repurchase Agreements	179,133	—	179,133	—
Total Investments	$ 51,093,185	$ 50,914,052	$ 179,133	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Industrials	17.5%
Consumer Discretionary	15.3
Financials	13.1
Materials	11.2
Real Estate	9.8
Utilities	7.4
Energy	6.8
Health Care	6.2
Communication Services	5.6
Information Technology	5.2
Consumer Staples	1.9
Total	100.0%

Additional Information
First Trust Exchange-Traded AlphaDEX® Fund II
March 31, 2019 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
First Trust Portfolios L.P. (“FTP”) has licensed to Nasdaq, Inc., free of charge, the right to use certain intellectual property owned by FTP, including the AlphaDEX® trademark and the AlphaDEX® stock selection method, in connection with Nasdaq, Inc.’s creation of the Indices tracked by the AlphaDEX® Funds (the “Nasdaq Indices”). Notwithstanding such license, Nasdaq, Inc. is solely responsible for the creation, compilation and administration of the Nasdaq Indices and has the exclusive right to determine the stocks included in the Nasdaq Indices and the Nasdaq Indices’ methodologies. A patent application with respect to the AlphaDEX® stock selection method is pending at the United States Patent and Trademark Office.
The AlphaDEX® Funds are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, Inc., with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the AlphaDEX® Funds. The Corporations make no representation or warranty, express or implied to the owners of the AlphaDEX® Funds or any member of the public regarding the advisability of investing in securities generally or in the AlphaDEX® Funds particularly, or the ability of the Nasdaq Indices to track general stock market performance. The Corporations’ only relationship to First Trust (“Licensee”) is in the licensing of the “Nasdaq.” Nasdaq, Inc., and the Nasdaq Indices’ registered trademarks, trade names and service marks of the Corporations and the use of the Nasdaq Indices which are determined, composed and calculated by the Corporations without regard to Licensee or the AlphaDEX® Funds. Nasdaq, Inc. has no obligation to take the needs of the Licensee or the owners of the AlphaDEX® Funds into consideration in determining, composing or calculating the Nasdaq Indices. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the AlphaDEX® Funds to be issued or in the determination or calculation of the equation by which an AlphaDEX® Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the AlphaDEX® Funds.